UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2024

This report on Form N-CSR relates solely to the Registrant’s Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Income Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class M : FRCYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 26	0.99%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918301.100    7667-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund Class K : FRCRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 11	0.39%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918295.100    7664-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class M : FSVTX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.92%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.7
Fidelity Series Sustainable U.S. Market Fund	17.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.9
Fidelity Series Sustainable Emerging Markets Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Treasury Bill Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914950.100    7394-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class A : FSZTX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915029.100    7473-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class C : FRDCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 40	1.48%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918303.100    7668-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund Class K6 : FSZRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915027.100    7471-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class M : FSYPX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915004.100    7448-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class A : FSWQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.1
Fidelity Series Sustainable Investment Grade Bond Fund	25.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914966.100    7410-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class A : FSXBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	22.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.0
Fidelity Series Sustainable Emerging Markets Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914975.100    7419-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund Class K : FSWMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.3
Fidelity Series Sustainable U.S. Market Fund	23.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.6
Fidelity Series Sustainable Emerging Markets Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914963.100    7407-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class M : FSUHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	44.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series Sustainable U.S. Market Fund	8.1
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914932.100    7376-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z : FSYSX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915006.100    7450-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class M : FSWHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.93%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.3
Fidelity Series Sustainable U.S. Market Fund	23.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.6
Fidelity Series Sustainable Emerging Markets Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914959.100    7403-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund : FRCQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2070 Fund A	$ 13	0.49%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918293.100    7663-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class M : FSZAX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915013.100    7457-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class A : FSYLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915002.100    7446-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund : FSVNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2015 Fund	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.7
Fidelity Series Sustainable U.S. Market Fund	17.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.9
Fidelity Series Sustainable Emerging Markets Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Treasury Bill Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914947.100    7391-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class I : FSVUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.7
Fidelity Series Sustainable U.S. Market Fund	17.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.9
Fidelity Series Sustainable Emerging Markets Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Treasury Bill Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914951.100    7395-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z : FTDLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915033.100    7477-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class I : FTHBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915041.100    7485-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z : FSZCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915015.100    7459-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z : FSVWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.7
Fidelity Series Sustainable U.S. Market Fund	17.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.9
Fidelity Series Sustainable Emerging Markets Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Treasury Bill Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914952.100    7396-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund : FSYWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2050 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915010.100    7454-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund Class K : FSVZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.7
Fidelity Series Sustainable U.S. Market Fund	17.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.9
Fidelity Series Sustainable Emerging Markets Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Treasury Bill Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914954.100    7398-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class C : FSVPX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.7
Fidelity Series Sustainable U.S. Market Fund	17.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.9
Fidelity Series Sustainable Emerging Markets Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Treasury Bill Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914949.100    7393-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class I : FSZMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915023.100    7467-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z : FSYDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.38%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	13.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Sustainable Investment Grade Bond Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914997.100    7441-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund : FSZHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2055 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915019.100    7463-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund : FTGPX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2065 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915037.100    7481-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z : FRDEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 11	0.39%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918307.100    7670-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class C : FSXYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.48%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	13.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Sustainable Investment Grade Bond Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914994.100    7438-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund Class K6 : FSVMX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Sustainable U.S. Market Fund	12.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914946.100    7390-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund Class K6 : FSYGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	13.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Sustainable Investment Grade Bond Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915000.100    7444-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund Class K : FSWYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.1
Fidelity Series Sustainable Investment Grade Bond Fund	25.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914972.100    7416-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class A : FSUZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Sustainable U.S. Market Fund	12.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914939.100    7383-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z : FSZNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915024.100    7468-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class I : FSWJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.3
Fidelity Series Sustainable U.S. Market Fund	23.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.6
Fidelity Series Sustainable Emerging Markets Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914960.100    7404-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class I : FSUJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	44.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series Sustainable U.S. Market Fund	8.1
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914933.100    7377-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z : FSXRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.37%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.9
Fidelity Series Sustainable Investment Grade Bond Fund	16.4
Fidelity Series Sustainable Emerging Markets Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914988.100    7432-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2055 Fund Fidelity® Sustainable Target Date 2055 Fund Class K : FSZQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915026.100    7470-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class A : FSUEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	44.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series Sustainable U.S. Market Fund	8.1
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914930.100    7374-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class I : FSXEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	22.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.0
Fidelity Series Sustainable Emerging Markets Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914978.100    7422-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date Income Fund Fidelity® Sustainable Target Date Income Fund : FSUDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date Income Fund	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	44.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series Sustainable U.S. Market Fund	8.1
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914929.100    7373-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class A : FRCWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 20	0.74%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918299.100    7666-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class A : FTGUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915038.100    7482-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class C : FSVCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Sustainable U.S. Market Fund	12.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914940.100    7384-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund : FSWDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2020 Fund	$ 22	0.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.3
Fidelity Series Sustainable U.S. Market Fund	23.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.6
Fidelity Series Sustainable Emerging Markets Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914956.100    7400-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date Income Fund Fidelity® Sustainable Target Date Income Fund Class K6 : FSUWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	44.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series Sustainable U.S. Market Fund	8.1
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914937.100    7381-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund Class K : FTGKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915035.100    7479-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class C : FSXCX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.46%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	22.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.0
Fidelity Series Sustainable Emerging Markets Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914976.100    7420-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund Class K6 : FSZGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915018.100    7462-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class I : FSZYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915032.100    7476-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class M : FSZLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915022.100    7466-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2050 Fund Fidelity® Sustainable Target Date 2050 Fund Class K : FSZFX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915017.100    7461-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class C : FTGYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915039.100    7483-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class A : FSWEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.68%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.3
Fidelity Series Sustainable U.S. Market Fund	23.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.6
Fidelity Series Sustainable Emerging Markets Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914957.100    7401-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund : FSYHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2045 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915001.100    7445-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z : FSWVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.35%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.1
Fidelity Series Sustainable Investment Grade Bond Fund	25.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914970.100    7414-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class M : FSWSX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.1
Fidelity Series Sustainable Investment Grade Bond Fund	25.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914968.100    7412-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class I : FSVGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Sustainable U.S. Market Fund	12.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914942.100    7386-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class C : FSZVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915030.100    7474-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund Class K : FSVKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Sustainable U.S. Market Fund	12.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914945.100    7389-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class A : FSXWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.73%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	13.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Sustainable Investment Grade Bond Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914993.100    7437-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund : FSXAX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2030 Fund	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	22.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.0
Fidelity Series Sustainable Emerging Markets Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914974.100    7418-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class C : FSWGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.43%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.3
Fidelity Series Sustainable U.S. Market Fund	23.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.6
Fidelity Series Sustainable Emerging Markets Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914958.100    7402-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund Class K6 : FTHHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915045.100    7489-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund Class K : FSXHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	22.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.0
Fidelity Series Sustainable Emerging Markets Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914981.100    7425-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class C : FSUFX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	44.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series Sustainable U.S. Market Fund	8.1
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914931.100    7375-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date Income Fund Fidelity Advisor® Sustainable Target Date Income Fund Class Z : FSULX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	44.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series Sustainable U.S. Market Fund	8.1
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914934.100    7378-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class C : FSZKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915021.100    7465-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z : FSVHX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Sustainable U.S. Market Fund	12.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914943.100    7387-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class M : FSXZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.98%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	13.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Sustainable Investment Grade Bond Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914995.100    7439-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund Class K6 : FTGNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915036.100    7480-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2060 Fund Fidelity® Sustainable Target Date 2060 Fund : FSZSX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2060 Fund	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915028.100    7472-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class I : FSXQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.9
Fidelity Series Sustainable Investment Grade Bond Fund	16.4
Fidelity Series Sustainable Emerging Markets Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914987.100    7431-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund : FSXKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2035 Fund	$ 25	0.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.9
Fidelity Series Sustainable Investment Grade Bond Fund	16.4
Fidelity Series Sustainable Emerging Markets Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914983.100    7427-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund Class K6 : FSYVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915009.100    7453-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2030 Fund Fidelity® Sustainable Target Date 2030 Fund Class K6 : FSXJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	22.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.0
Fidelity Series Sustainable Emerging Markets Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914982.100    7426-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2065 Fund Fidelity® Sustainable Target Date 2065 Fund Class K : FTHGX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915044.100    7488-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2015 Fund Fidelity® Sustainable Target Date 2015 Fund Class K6 : FSWBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.22%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.7
Fidelity Series Sustainable U.S. Market Fund	17.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.9
Fidelity Series Sustainable Emerging Markets Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Treasury Bill Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914955.100    7399-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2055 Fund Fidelity Advisor® Sustainable Target Date 2055 Fund Class A : FSZJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,261,234
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915020.100    7464-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund : FSWOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2025 Fund	$ 23	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.1
Fidelity Series Sustainable Investment Grade Bond Fund	25.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914965.100    7409-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class M : FTGZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915040.100    7484-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2020 Fund Fidelity® Sustainable Target Date 2020 Fund Class K6 : FSWNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.3
Fidelity Series Sustainable U.S. Market Fund	23.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.6
Fidelity Series Sustainable Emerging Markets Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914964.100    7408-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2070 Fund Fidelity® Sustainable Target Date 2070 Fund Class K6 : FRCVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 8	0.29%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918297.100    7665-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date Income Fund Fidelity® Sustainable Target Date Income Fund Class K : FSUOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,165,797
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	44.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	21.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	8.4
Fidelity Series Sustainable U.S. Market Fund	8.1
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Sustainable Emerging Markets Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.7
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914936.100    7380-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2060 Fund Fidelity Advisor® Sustainable Target Date 2060 Fund Class M : FSZWX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,581,235
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915031.100    7475-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund Class K6 : FSXUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.9
Fidelity Series Sustainable Investment Grade Bond Fund	16.4
Fidelity Series Sustainable Emerging Markets Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914991.100    7435-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class C : FSYOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915003.100    7447-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund : FSXVX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2040 Fund	$ 25	0.48%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	13.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Sustainable Investment Grade Bond Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914992.100    7436-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2020 Fund Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z : FSWKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,914,543
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	32.3
Fidelity Series Sustainable U.S. Market Fund	23.3
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	15.6
Fidelity Series Sustainable Emerging Markets Fund	8.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	0.2
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914961.100    7405-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class A : FSYYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915011.100    7455-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z : FSXFX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	22.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.0
Fidelity Series Sustainable Emerging Markets Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914979.100    7423-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class C : FSXNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.9
Fidelity Series Sustainable Investment Grade Bond Fund	16.4
Fidelity Series Sustainable Emerging Markets Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914985.100    7429-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2030 Fund Fidelity Advisor® Sustainable Target Date 2030 Fund Class M : FSXDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.96%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,820,166
Number of Holdings	7
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	32.0
Fidelity Series Sustainable Investment Grade Bond Fund	22.2
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	20.0
Fidelity Series Sustainable Emerging Markets Fund	10.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series International Developed Markets Bond Index Fund	3.8
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914977.100    7421-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class C : FSYZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915012.100    7456-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2045 Fund Fidelity® Sustainable Target Date 2045 Fund Class K : FSYUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915008.100    7452-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class I : FSWUX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.1
Fidelity Series Sustainable Investment Grade Bond Fund	25.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914969.100    7413-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2045 Fund Fidelity Advisor® Sustainable Target Date 2045 Fund Class I : FSYQX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,918,268
Number of Holdings	5
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915005.100    7449-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2010 Fund Fidelity® Sustainable Target Date 2010 Fund : FSUYX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2010 Fund	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Sustainable U.S. Market Fund	12.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914938.100    7382-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2025 Fund Fidelity® Sustainable Target Date 2025 Fund Class K6 : FSWZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.1
Fidelity Series Sustainable Investment Grade Bond Fund	25.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914973.100    7417-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2010 Fund Fidelity Advisor® Sustainable Target Date 2010 Fund Class M : FSVEX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,137,784
Number of Holdings	9
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.6
Fidelity Series Sustainable U.S. Market Fund	12.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10.3
Fidelity Series Sustainable Emerging Markets Fund	6.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914941.100    7385-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class A : FSXLX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.9
Fidelity Series Sustainable Investment Grade Bond Fund	16.4
Fidelity Series Sustainable Emerging Markets Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914984.100    7428-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2065 Fund Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z : FTHDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,007,785
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915042.100    7486-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2050 Fund Fidelity Advisor® Sustainable Target Date 2050 Fund Class I : FSZBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,660,101
Number of Holdings	5
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915014.100    7458-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2040 Fund Fidelity Advisor® Sustainable Target Date 2040 Fund Class I : FSYBX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	13.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Sustainable Investment Grade Bond Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914996.100    7440-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2035 Fund Fidelity Advisor® Sustainable Target Date 2035 Fund Class M : FSXOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.97%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.9
Fidelity Series Sustainable Investment Grade Bond Fund	16.4
Fidelity Series Sustainable Emerging Markets Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914986.100    7430-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2035 Fund Fidelity® Sustainable Target Date 2035 Fund Class K : FSXTX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$4,481,900
Number of Holdings	7
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	38.1
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	22.9
Fidelity Series Sustainable Investment Grade Bond Fund	16.4
Fidelity Series Sustainable Emerging Markets Fund	11.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914990.100    7434-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2025 Fund Fidelity Advisor® Sustainable Target Date 2025 Fund Class C : FSWRX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,211,356
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	28.1
Fidelity Series Sustainable Investment Grade Bond Fund	25.0
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Sustainable Emerging Markets Fund	9.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914967.100    7411-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2015 Fund Fidelity Advisor® Sustainable Target Date 2015 Fund Class A : FSVOX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.67%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,141,685
Number of Holdings	9
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable Investment Grade Bond Fund	37.7
Fidelity Series Sustainable U.S. Market Fund	17.9
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	12.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.9
Fidelity Series Sustainable Emerging Markets Fund	7.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Treasury Bill Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914948.100    7392-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2070 Fund Fidelity Advisor® Sustainable Target Date 2070 Fund Class I : FRDDX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 13	0.49%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$571,788
Number of Holdings	5
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	50.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	28.8
Fidelity Series Sustainable Emerging Markets Fund	13.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918305.100    7669-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity® Sustainable Target Date 2040 Fund Fidelity® Sustainable Target Date 2040 Fund Class K : FSYFX

This semi-annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.38%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$5,907,996
Number of Holdings	7
Portfolio Turnover	17%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Sustainable U.S. Market Fund	46.8
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	27.0
Fidelity Series Sustainable Emerging Markets Fund	13.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Sustainable Investment Grade Bond Fund	5.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.2
Fidelity Series International Developed Markets Bond Index Fund	1.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914999.100    7443-TSRS-1124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Sustainable Target Date Income Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund
Fidelity® Sustainable Target Date 2070 Fund

Semi-Annual Report
September 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Target Date Income Fund
Fidelity® Sustainable Target Date 2010 Fund
Fidelity® Sustainable Target Date 2015 Fund
Fidelity® Sustainable Target Date 2020 Fund
Fidelity® Sustainable Target Date 2025 Fund
Fidelity® Sustainable Target Date 2030 Fund
Fidelity® Sustainable Target Date 2035 Fund
Fidelity® Sustainable Target Date 2040 Fund
Fidelity® Sustainable Target Date 2045 Fund
Fidelity® Sustainable Target Date 2050 Fund
Fidelity® Sustainable Target Date 2055 Fund
Fidelity® Sustainable Target Date 2060 Fund
Fidelity® Sustainable Target Date 2065 Fund
Fidelity® Sustainable Target Date 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Target Date Income Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 8.2%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $71,415)	6,818	95,514

International Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	5,483	65,577
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	7,981	97,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $136,337)		162,869

Bond Funds - 72.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	24,895	244,971
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,097	8,743
Fidelity Series International Developed Markets Bond Index Fund (a)	5,263	46,686
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,404	25,850
Fidelity Series Sustainable Investment Grade Bond Fund (a)	51,605	514,496
TOTAL BOND FUNDS (Cost $827,892)		840,746

Short-Term Funds - 5.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $67,076)	6,749	67,152

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,102,720)	1,166,281
NET OTHER ASSETS (LIABILITIES) - 0.0%	(484)
NET ASSETS - 100.0%	1,165,797

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	227,463	17,337	6,839	2,143	(4)	7,014	244,971
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,163	474	300	89	1	405	8,743
Fidelity Series International Developed Markets Bond Index Fund	43,455	3,495	1,032	646	(1)	769	46,686
Fidelity Series Long-Term Treasury Bond Index Fund	29,837	2,070	6,999	439	(668)	1,610	25,850
Fidelity Series Sustainable Emerging Markets Fund	54,645	11,747	7,789	-	247	6,727	65,577
Fidelity Series Sustainable Investment Grade Bond Fund	485,573	31,762	17,811	11,567	(311)	15,283	514,496
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	83,412	11,645	3,811	-	48	5,998	97,292
Fidelity Series Sustainable U.S. Market Fund	89,367	6,578	8,388	-	162	7,795	95,514
Fidelity Series Treasury Bill Index Fund	65,353	8,680	7,012	1,708	(6)	137	67,152
	1,087,268	93,788	59,981	16,592	(532)	45,738	1,166,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	95,514	95,514	-	-

International Equity Funds	162,869	162,869	-	-

Bond Funds	840,746	840,746	-	-

Short-Term Funds	67,152	67,152	-	-
Total Investments in Securities:	1,166,281	1,166,281	-	-
Fidelity® Sustainable Target Date Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,102,720)	$1,166,281

Total Investment in Securities (cost $1,102,720)		$1,166,281
Receivable for investments sold		2,886
Receivable for fund shares sold		14
Total assets		1,169,181
Liabilities
Payable for investments purchased	$2,886
Payable for fund shares redeemed	15
Accrued management fee	329
Distribution and service plan fees payable	154
Total liabilities		3,384
Net Assets		$1,165,797
Net Assets consist of:
Paid in capital		$1,101,593
Total accumulated earnings (loss)		64,204
Net Assets		$1,165,797

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($107,832 ÷ 10,176 shares)(a)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class M :
Net Asset Value and redemption price per share ($105,986 ÷ 10,005 shares)(a)		$10.59
Maximum offering price per share (100/96.50 of $10.59)		$10.97
Class C :
Net Asset Value and offering price per share ($105,884 ÷ 10,000 shares)(a)		$10.59
Fidelity Sustainable Target Date Income Fund :
Net Asset Value, offering price and redemption price per share ($267,100 ÷ 25,205 shares)		$10.60
Class K :
Net Asset Value, offering price and redemption price per share ($110,723 ÷ 10,444 shares)		$10.60
Class K6 :
Net Asset Value, offering price and redemption price per share ($256,283 ÷ 24,184 shares)		$10.60
Class I :
Net Asset Value, offering price and redemption price per share ($105,988 ÷ 10,000 shares)		$10.60
Class Z :
Net Asset Value, offering price and redemption price per share ($106,001 ÷ 10,000 shares)		$10.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,592
Expenses
Management fee	$1,927
Distribution and service plan fees	898
Independent trustees' fees and expenses	1
Total expenses before reductions	2,826
Expense reductions	(4)
Total expenses after reductions		2,822
Net Investment income (loss)		13,770
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(532)
Total net realized gain (loss)		(532)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	45,738
Total change in net unrealized appreciation (depreciation)		45,738
Net gain (loss)		45,206
Net increase (decrease) in net assets resulting from operations		$58,976
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,770	$28,308
Net realized gain (loss)	(532)	2,290
Change in net unrealized appreciation (depreciation)	45,738	17,823
Net increase (decrease) in net assets resulting from operations	58,976	48,421
Distributions to shareholders	(16,651)	(26,542)

Share transactions - net increase (decrease)	36,538	1,065,055
Total increase (decrease) in net assets	78,863	1,086,934

Net Assets
Beginning of period	1,086,934	-
End of period	$1,165,797	$1,086,934

Financial Highlights
Fidelity Advisor® Sustainable Target Date Income Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.27
Net realized and unrealized gain (loss)	.42	.19
Total from investment operations	.54	.46
Distributions from net investment income	(.12)	(.24)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.15)	(.25)
Net asset value, end of period	$10.60	$10.21
Total Return D,E,F	5.31%	4.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I	.66% I
Expenses net of fee waivers, if any	.66 % I	.66% I
Expenses net of all reductions	.66% I	.66% I
Net investment income (loss)	2.33% I	3.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$108	$102
Portfolio turnover rate J	11 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date Income Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.24
Net realized and unrealized gain (loss)	.40	.20
Total from investment operations	.51	.44
Distributions from net investment income	(.11)	(.22)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.13) D	(.23)
Net asset value, end of period	$10.59	$10.21
Total Return E,F,G	5.09%	4.45%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91% J	.91% J
Expenses net of fee waivers, if any	.91 % J	.91% J
Expenses net of all reductions	.91% J	.91% J
Net investment income (loss)	2.08% J	2.76% J
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rate K	11 % J	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date Income Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.20
Net realized and unrealized gain (loss)	.42	.19
Total from investment operations	.50	.39
Distributions from net investment income	(.08)	(.18)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.11)	(.19)
Net asset value, end of period	$10.59	$10.20
Total Return D,E,F	4.91%	3.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41% I	1.41% I
Expenses net of fee waivers, if any	1.41 % I	1.41% I
Expenses net of all reductions	1.41% I	1.41% I
Net investment income (loss)	1.58% I	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rate J	11 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date Income Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.29
Net realized and unrealized gain (loss)	.42	.19
Total from investment operations	.55	.48
Distributions from net investment income	(.14)	(.26)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.16) D	(.27)
Net asset value, end of period	$10.60	$10.21
Total Return E,F	5.46%	4.88%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41% I
Expenses net of fee waivers, if any	.41 % I	.41% I
Expenses net of all reductions	.41% I	.41% I
Net investment income (loss)	2.58% I	3.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$267	$232
Portfolio turnover rate J	11 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date Income Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.30
Net realized and unrealized gain (loss)	.41	.19
Total from investment operations	.55	.49
Distributions from net investment income	(.14)	(.27)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.16) D	(.28)
Net asset value, end of period	$10.60	$10.21
Total Return E,F	5.50%	4.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.31% I
Expenses net of fee waivers, if any	.31 % I	.31% I
Expenses net of all reductions	.31% I	.31% I
Net investment income (loss)	2.68% I	3.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$111	$105
Portfolio turnover rate J	11 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date Income Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.30
Net realized and unrealized gain (loss)	.42	.20
Total from investment operations	.56	.50
Distributions from net investment income	(.15)	(.28)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.17) D	(.29)
Net asset value, end of period	$10.60	$10.21
Total Return E,F	5.58%	5.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.21% I
Expenses net of fee waivers, if any	.21 % I	.21% I
Expenses net of all reductions	.21% I	.21% I
Net investment income (loss)	2.78% I	3.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$256	$138
Portfolio turnover rate J	11 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date Income Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.29
Net realized and unrealized gain (loss)	.42	.19
Total from investment operations	.55	.48
Distributions from net investment income	(.13)	(.26)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.16)	(.27)
Net asset value, end of period	$10.60	$10.21
Total Return D,E	5.45%	4.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41% H	.41% H
Expenses net of fee waivers, if any	.41 % H	.41% H
Expenses net of all reductions	.41% H	.41% H
Net investment income (loss)	2.58% H	3.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rate I	11 % H	29% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date Income Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.30
Net realized and unrealized gain (loss)	.41	.19
Total from investment operations	.55	.49
Distributions from net investment income	(.14)	(.27)
Distributions from net realized gain	(.03)	(.01)
Total distributions	(.16) D	(.28)
Net asset value, end of period	$10.60	$10.21
Total Return E,F	5.50%	4.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31% I	.31% I
Expenses net of fee waivers, if any	.31 % I	.31% I
Expenses net of all reductions	.31% I	.31% I
Net investment income (loss)	2.68% I	3.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rate J	11 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2010 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 12.4%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $101,298)	10,072	141,114

International Equity Funds - 16.7%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	6,121	73,202
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	9,625	117,323
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $158,574)		190,525

Bond Funds - 67.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	19,109	188,028
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,055	32,316
Fidelity Series International Developed Markets Bond Index Fund (a)	5,138	45,573
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,667	27,394
Fidelity Series Sustainable Investment Grade Bond Fund (a)	47,115	469,738
TOTAL BOND FUNDS (Cost $752,457)		763,049

Short-Term Funds - 3.8%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $43,534)	4,380	43,584

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,055,863)	1,138,272
NET OTHER ASSETS (LIABILITIES) - 0.0%	(488)
NET ASSETS - 100.0%	1,137,784

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	167,398	18,540	3,187	1,619	-	5,277	188,028
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	32,688	1,202	3,102	350	(73)	1,601	32,316
Fidelity Series International Developed Markets Bond Index Fund	42,098	3,487	775	629	(1)	764	45,573
Fidelity Series Long-Term Treasury Bond Index Fund	31,131	2,184	6,937	468	(725)	1,741	27,394
Fidelity Series Sustainable Emerging Markets Fund	62,100	11,030	7,740	-	231	7,581	73,202
Fidelity Series Sustainable Investment Grade Bond Fund	436,696	31,195	11,857	10,526	(262)	13,966	469,738
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	104,870	10,395	5,290	-	103	7,245	117,323
Fidelity Series Sustainable U.S. Market Fund	136,861	6,387	14,221	-	589	11,498	141,114
Fidelity Series Treasury Bill Index Fund	40,031	9,067	5,596	1,072	(5)	87	43,584
	1,053,873	93,487	58,705	14,664	(143)	49,760	1,138,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	141,114	141,114	-	-

International Equity Funds	190,525	190,525	-	-

Bond Funds	763,049	763,049	-	-

Short-Term Funds	43,584	43,584	-	-
Total Investments in Securities:	1,138,272	1,138,272	-	-
Fidelity® Sustainable Target Date 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,055,863)	$1,138,272

Total Investment in Securities (cost $1,055,863)		$1,138,272
Receivable for investments sold		4,613
Receivable for fund shares sold		100
Total assets		1,142,985
Liabilities
Payable for investments purchased	$4,713
Accrued management fee	331
Distribution and service plan fees payable	157
Total liabilities		5,201
Net Assets		$1,137,784
Net Assets consist of:
Paid in capital		$1,044,845
Total accumulated earnings (loss)		92,939
Net Assets		$1,137,784

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($108,957 ÷ 10,000 shares)(a)		$10.90
Maximum offering price per share (100/94.25 of $10.90)		$11.56
Class M :
Net Asset Value and redemption price per share ($108,809 ÷ 10,000 shares)(a)		$10.88
Maximum offering price per share (100/96.50 of $10.88)		$11.27
Class C :
Net Asset Value and offering price per share ($108,525 ÷ 10,000 shares)(a)		$10.85
Fidelity Sustainable Target Date 2010 Fund :
Net Asset Value, offering price and redemption price per share ($255,039 ÷ 23,378 shares)		$10.91
Class K :
Net Asset Value, offering price and redemption price per share ($112,720 ÷ 10,326 shares)		$10.92
Class K6 :
Net Asset Value, offering price and redemption price per share ($222,103 ÷ 20,338 shares)		$10.92
Class I :
Net Asset Value, offering price and redemption price per share ($112,468 ÷ 10,310 shares)		$10.91
Class Z :
Net Asset Value, offering price and redemption price per share ($109,163 ÷ 10,000 shares)		$10.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,664
Expenses
Management fee	$1,903
Distribution and service plan fees	916
Independent trustees' fees and expenses	1
Total expenses before reductions	2,820
Expense reductions	(4)
Total expenses after reductions		2,816
Net Investment income (loss)		11,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(143)
Total net realized gain (loss)		(143)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	49,760
Total change in net unrealized appreciation (depreciation)		49,760
Net gain (loss)		49,617
Net increase (decrease) in net assets resulting from operations		$61,465
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,848	$26,097
Net realized gain (loss)	(143)	4,249
Change in net unrealized appreciation (depreciation)	49,760	32,649
Net increase (decrease) in net assets resulting from operations	61,465	62,995
Distributions to shareholders	(8,707)	(22,814)

Share transactions - net increase (decrease)	31,485	1,013,360
Total increase (decrease) in net assets	84,243	1,053,541

Net Assets
Beginning of period	1,053,541	-
End of period	$1,137,784	$1,053,541

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2010 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.25
Net realized and unrealized gain (loss)	.48	.36
Total from investment operations	.59	.61
Distributions from net investment income	(.04)	(.21)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.08)	(.22)
Net asset value, end of period	$10.90	$10.39
Total Return D,E,F	5.75%	6.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I	.66% I
Expenses net of fee waivers, if any	.66 % I	.66% I
Expenses net of all reductions	.66% I	.66% I
Net investment income (loss)	2.05% I	2.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$109	$104
Portfolio turnover rate J	11 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2010 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.23
Net realized and unrealized gain (loss)	.48	.36
Total from investment operations	.57	.59
Distributions from net investment income	(.04)	(.19)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.08)	(.20)
Net asset value, end of period	$10.88	$10.39
Total Return D,E,F	5.49%	5.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91% I	.91% I
Expenses net of fee waivers, if any	.91 % I	.91% I
Expenses net of all reductions	.91% I	.91% I
Net investment income (loss)	1.80% I	2.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$109	$104
Portfolio turnover rate J	11 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2010 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.18
Net realized and unrealized gain (loss)	.47	.36
Total from investment operations	.54	.54
Distributions from net investment income	(.02)	(.16)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.06)	(.17)
Net asset value, end of period	$10.85	$10.37
Total Return D,E,F	5.27%	5.43%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41% I	1.41% I
Expenses net of fee waivers, if any	1.41 % I	1.41% I
Expenses net of all reductions	1.41% I	1.41% I
Net investment income (loss)	1.30% I	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$109	$104
Portfolio turnover rate J	11 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2010 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.27
Net realized and unrealized gain (loss)	.48	.37
Total from investment operations	.60	.64
Distributions from net investment income	(.05)	(.22)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.09)	(.24) D
Net asset value, end of period	$10.91	$10.40
Total Return E,F	5.81%	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41% I
Expenses net of fee waivers, if any	.41 % I	.41% I
Expenses net of all reductions	.41% I	.41% I
Net investment income (loss)	2.30% I	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$255	$214
Portfolio turnover rate J	11 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2010 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.28
Net realized and unrealized gain (loss)	.47	.37
Total from investment operations	.60	.65
Distributions from net investment income	(.05)	(.23)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.09)	(.24)
Net asset value, end of period	$10.92	$10.41
Total Return D,E	5.83%	6.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H	.31% H
Expenses net of fee waivers, if any	.31 % H	.31% H
Expenses net of all reductions	.31% H	.31% H
Net investment income (loss)	2.40% H	3.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$113	$106
Portfolio turnover rate I	11 % H	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2010 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.29
Net realized and unrealized gain (loss)	.47	.37
Total from investment operations	.60	.66
Distributions from net investment income	(.06)	(.23)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.09) D	(.25) D
Net asset value, end of period	$10.92	$10.41
Total Return E,F	5.86%	6.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.21% I
Expenses net of fee waivers, if any	.21 % I	.21% I
Expenses net of all reductions	.21% I	.21% I
Net investment income (loss)	2.50% I	3.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$222	$107
Portfolio turnover rate J	11 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2010 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.27
Net realized and unrealized gain (loss)	.48	.37
Total from investment operations	.60	.64
Distributions from net investment income	(.05)	(.22)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.09)	(.24) D
Net asset value, end of period	$10.91	$10.40
Total Return E,F	5.81%	6.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41% I
Expenses net of fee waivers, if any	.41 % I	.41% I
Expenses net of all reductions	.41% I	.41% I
Net investment income (loss)	2.30% I	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$112	$107
Portfolio turnover rate J	11 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.28
Net realized and unrealized gain (loss)	.47	.37
Total from investment operations	.60	.65
Distributions from net investment income	(.05)	(.23)
Distributions from net realized gain	(.04)	(.01)
Total distributions	(.09)	(.24)
Net asset value, end of period	$10.92	$10.41
Total Return D,E	5.83%	6.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31% H	.31% H
Expenses net of fee waivers, if any	.31 % H	.31% H
Expenses net of all reductions	.31% H	.31% H
Net investment income (loss)	2.40% H	3.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$109	$104
Portfolio turnover rate I	11 % H	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2015 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 17.9%
	Shares	Value ($)
Domestic Equity Funds - 17.9%
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $146,116)	14,611	204,707

International Equity Funds - 20.4%
	Shares	Value ($)
Developed International Equity Funds - 12.9%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	12,080	147,250
Emerging Markets Equity Funds - 7.5%
Fidelity Series Sustainable Emerging Markets Fund (a)	7,159	85,626
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $192,655)		232,876

Bond Funds - 60.8%
	Shares	Value ($)
Inflation-Protected Bond Funds - 16.4%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	12,689	124,862
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	7,810	62,243
TOTAL INFLATION-PROTECTED BOND FUNDS		187,105
Investment Grade Bond Funds - 44.4%
Fidelity Series International Developed Markets Bond Index Fund (a)	5,157	45,741
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,131	30,119
Fidelity Series Sustainable Investment Grade Bond Fund (a)	43,203	430,737
TOTAL INVESTMENT GRADE BOND FUNDS		506,597
TOTAL BOND FUNDS (Cost $685,251)		693,702

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $10,890)	1,096	10,905

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,034,912)	1,142,190
NET OTHER ASSETS (LIABILITIES) - 0.0%	(505)
NET ASSETS - 100.0%	1,141,685

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	114,895	13,110	6,717	1,118	18	3,556	124,862
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	63,600	1,127	5,490	682	(161)	3,167	62,243
Fidelity Series International Developed Markets Bond Index Fund	44,470	3,140	2,637	662	27	741	45,741
Fidelity Series Long-Term Treasury Bond Index Fund	35,569	1,593	8,223	532	(827)	2,007	30,119
Fidelity Series Sustainable Emerging Markets Fund	76,832	10,304	10,744	-	349	8,885	85,626
Fidelity Series Sustainable Investment Grade Bond Fund	421,547	24,627	28,444	9,977	124	12,883	430,737
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	140,303	8,897	11,352	-	609	8,793	147,250
Fidelity Series Sustainable U.S. Market Fund	206,185	6,083	25,364	-	2,978	14,825	204,707
Fidelity Series Treasury Bill Index Fund	10,459	6,377	5,950	270	(5)	24	10,905
	1,113,860	75,258	104,921	13,241	3,112	54,881	1,142,190

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	204,707	204,707	-	-

International Equity Funds	232,876	232,876	-	-

Bond Funds	693,702	693,702	-	-

Short-Term Funds	10,905	10,905	-	-
Total Investments in Securities:	1,142,190	1,142,190	-	-
Fidelity® Sustainable Target Date 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,034,912)	$1,142,190

Total Investment in Securities (cost $1,034,912)		$1,142,190
Receivable for investments sold		4,732
Total assets		1,146,922
Liabilities
Payable for investments purchased	$4,733
Accrued management fee	343
Distribution and service plan fees payable	161
Total liabilities		5,237
Net Assets		$1,141,685
Net Assets consist of:
Paid in capital		$1,022,426
Total accumulated earnings (loss)		119,259
Net Assets		$1,141,685

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($111,335 ÷ 10,000 shares)(a)		$11.13
Maximum offering price per share (100/94.25 of $11.13)		$11.81
Class M :
Net Asset Value and redemption price per share ($111,181 ÷ 10,000 shares)(a)		$11.12
Maximum offering price per share (100/96.50 of $11.12)		$11.52
Class C :
Net Asset Value and offering price per share ($110,875 ÷ 10,000 shares)(a)		$11.09
Fidelity Sustainable Target Date 2015 Fund :
Net Asset Value, offering price and redemption price per share ($243,629 ÷ 21,860 shares)		$11.15
Class K :
Net Asset Value, offering price and redemption price per share ($114,941 ÷ 10,304 shares)		$11.15
Class K6 :
Net Asset Value, offering price and redemption price per share ($226,696 ÷ 20,315 shares)		$11.16
Class I :
Net Asset Value, offering price and redemption price per share ($111,479 ÷ 10,000 shares)		$11.15
Class Z :
Net Asset Value, offering price and redemption price per share ($111,549 ÷ 10,000 shares)		$11.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,241
Expenses
Management fee	$2,039
Distribution and service plan fees	931
Independent trustees' fees and expenses	1
Total expenses before reductions	2,971
Expense reductions	(4)
Total expenses after reductions		2,967
Net Investment income (loss)		10,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,112
Total net realized gain (loss)		3,112
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	54,881
Total change in net unrealized appreciation (depreciation)		54,881
Net gain (loss)		57,993
Net increase (decrease) in net assets resulting from operations		$68,267
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,274	$24,765
Net realized gain (loss)	3,112	4,771
Change in net unrealized appreciation (depreciation)	54,881	52,397
Net increase (decrease) in net assets resulting from operations	68,267	81,933
Distributions to shareholders	(8,951)	(21,990)

Share transactions - net increase (decrease)	(31,126)	1,053,552
Total increase (decrease) in net assets	28,190	1,113,495

Net Assets
Beginning of period	1,113,495	-
End of period	$1,141,685	$1,113,495

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2015 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.23
Net realized and unrealized gain (loss)	.55	.54
Total from investment operations	.64	.77
Distributions from net investment income	(.04)	(.19)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.08) D	(.20)
Net asset value, end of period	$11.13	$10.57
Total Return E,F,G	6.11%	7.76%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.67% J	.67% J
Expenses net of fee waivers, if any	.67 % J	.67% J
Expenses net of all reductions	.67% J	.67% J
Net investment income (loss)	1.68% J	2.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$111	$106
Portfolio turnover rate K	13 % J	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2015 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.20
Net realized and unrealized gain (loss)	.55	.56
Total from investment operations	.63	.76
Distributions from net investment income	(.03)	(.17)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.08)	(.19) D
Net asset value, end of period	$11.12	$10.57
Total Return E,F,G	5.96%	7.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.92% J	.92% J
Expenses net of fee waivers, if any	.92 % J	.92% J
Expenses net of all reductions	.92% J	.92% J
Net investment income (loss)	1.43% J	2.28% J
Supplemental Data
Net assets, end of period (000 omitted)	$111	$106
Portfolio turnover rate K	13 % J	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2015 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.16
Net realized and unrealized gain (loss)	.55	.55
Total from investment operations	.60	.71
Distributions from net investment income	(.02)	(.14)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.06) D	(.16) D
Net asset value, end of period	$11.09	$10.55
Total Return E,F,G	5.74%	7.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.42% J	1.42% J
Expenses net of fee waivers, if any	1.42 % J	1.42% J
Expenses net of all reductions	1.42% J	1.42% J
Net investment income (loss)	.93% J	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$111	$105
Portfolio turnover rate K	13 % J	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2015 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.25
Net realized and unrealized gain (loss)	.56	.55
Total from investment operations	.66	.80
Distributions from net investment income	(.04)	(.21)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.09)	(.22)
Net asset value, end of period	$11.15	$10.58
Total Return D,E	6.28%	8.05%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H	.42% H
Expenses net of fee waivers, if any	.42 % H	.42% H
Expenses net of all reductions	.42% H	.42% H
Net investment income (loss)	1.94% H	2.78% H
Supplemental Data
Net assets, end of period (000 omitted)	$244	$263
Portfolio turnover rate I	13 % H	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2015 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.26
Net realized and unrealized gain (loss)	.55	.54
Total from investment operations	.66	.80
Distributions from net investment income	(.05)	(.21)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.09) D	(.22)
Net asset value, end of period	$11.15	$10.58
Total Return E,F	6.30%	8.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32% I	.32% I
Expenses net of fee waivers, if any	.32 % I	.32% I
Expenses net of all reductions	.32% I	.32% I
Net investment income (loss)	2.03% I	2.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$115	$108
Portfolio turnover rate J	13 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2015 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.27
Net realized and unrealized gain (loss)	.55	.55
Total from investment operations	.66	.82
Distributions from net investment income	(.05)	(.22)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.09) D	(.23)
Net asset value, end of period	$11.16	$10.59
Total Return E,F	6.32%	8.26%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22% I	.22% I
Expenses net of fee waivers, if any	.22 % I	.22% I
Expenses net of all reductions	.22% I	.22% I
Net investment income (loss)	2.13% I	2.99% I
Supplemental Data
Net assets, end of period (000 omitted)	$227	$108
Portfolio turnover rate J	13 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2015 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.25
Net realized and unrealized gain (loss)	.56	.55
Total from investment operations	.66	.80
Distributions from net investment income	(.04)	(.21)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.09)	(.22)
Net asset value, end of period	$11.15	$10.58
Total Return D,E	6.28%	8.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H	.42% H
Expenses net of fee waivers, if any	.42 % H	.42% H
Expenses net of all reductions	.42% H	.42% H
Net investment income (loss)	1.93% H	2.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$111	$106
Portfolio turnover rate I	13 % H	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.26
Net realized and unrealized gain (loss)	.55	.54
Total from investment operations	.66	.80
Distributions from net investment income	(.05)	(.21)
Distributions from net realized gain	(.05)	(.01)
Total distributions	(.09) D	(.22)
Net asset value, end of period	$11.15	$10.58
Total Return E,F	6.30%	8.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.32% I	.32% I
Expenses net of fee waivers, if any	.32 % I	.32% I
Expenses net of all reductions	.32% I	.32% I
Net investment income (loss)	2.03% I	2.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$112	$106
Portfolio turnover rate J	13 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2020 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $333,752)	31,947	447,578

International Equity Funds - 24.1%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	13,712	163,998
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	24,490	298,537
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $389,755)		462,535

Bond Funds - 52.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	8,373	82,388
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	19,323	154,005
Fidelity Series International Developed Markets Bond Index Fund (a)	8,649	76,715
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,930	70,031
Fidelity Series Sustainable Investment Grade Bond Fund (a)	62,024	618,385
TOTAL BOND FUNDS (Cost $982,683)		1,001,524

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $3,651)	367	3,654

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,709,841)	1,915,291
NET OTHER ASSETS (LIABILITIES) - 0.0%	(748)
NET ASSETS - 100.0%	1,914,543

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	66,695	14,544	1,050	669	1	2,198	82,388
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	148,795	3,743	5,686	1,607	(105)	7,258	154,005
Fidelity Series International Developed Markets Bond Index Fund	71,575	6,083	2,197	1,065	(13)	1,267	76,715
Fidelity Series Long-Term Treasury Bond Index Fund	66,021	13,191	12,239	1,151	(423)	3,481	70,031
Fidelity Series Sustainable Emerging Markets Fund	141,932	17,788	13,070	-	538	16,810	163,998
Fidelity Series Sustainable Investment Grade Bond Fund	592,706	40,323	32,356	13,902	(412)	18,124	618,385
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	275,122	17,041	12,201	-	172	18,403	298,537
Fidelity Series Sustainable U.S. Market Fund	429,693	15,183	35,276	-	869	37,109	447,578
Fidelity Series Treasury Bill Index Fund	1,073	8,790	6,212	48	-	3	3,654
	1,793,612	136,686	120,287	18,442	627	104,653	1,915,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	447,578	447,578	-	-

International Equity Funds	462,535	462,535	-	-

Bond Funds	1,001,524	1,001,524	-	-

Short-Term Funds	3,654	3,654	-	-
Total Investments in Securities:	1,915,291	1,915,291	-	-
Fidelity® Sustainable Target Date 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,709,841)	$1,915,291

Total Investment in Securities (cost $1,709,841)		$1,915,291
Cash		1
Receivable for investments sold		7,555
Total assets		1,922,847
Liabilities
Payable for investments purchased	$7,555
Accrued management fee	575
Distribution and service plan fees payable	174
Total liabilities		8,304
Net Assets		$1,914,543
Net Assets consist of:
Paid in capital		$1,697,464
Total accumulated earnings (loss)		217,079
Net Assets		$1,914,543

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($161,769 ÷ 14,170 shares)(a)		$11.42
Maximum offering price per share (100/94.25 of $11.42)		$12.12
Class M :
Net Asset Value and redemption price per share ($114,077 ÷ 10,000 shares)(a)		$11.41
Maximum offering price per share (100/96.50 of $11.41)		$11.82
Class C :
Net Asset Value and offering price per share ($113,779 ÷ 10,000 shares)(a)		$11.38
Fidelity Sustainable Target Date 2020 Fund :
Net Asset Value, offering price and redemption price per share ($649,479 ÷ 56,839 shares)		$11.43
Class K :
Net Asset Value, offering price and redemption price per share ($117,135 ÷ 10,233 shares)		$11.45
Class K6 :
Net Asset Value, offering price and redemption price per share ($506,156 ÷ 44,217 shares)		$11.45
Class I :
Net Asset Value, offering price and redemption price per share ($137,688 ÷ 12,039 shares)		$11.44
Class Z :
Net Asset Value, offering price and redemption price per share ($114,460 ÷ 10,000 shares)		$11.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,442
Expenses
Management fee	$3,324
Distribution and service plan fees	1,009
Independent trustees' fees and expenses	2
Total expenses before reductions	4,335
Expense reductions	(4)
Total expenses after reductions		4,331
Net Investment income (loss)		14,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	627
Total net realized gain (loss)		627
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	104,653
Total change in net unrealized appreciation (depreciation)		104,653
Net gain (loss)		105,280
Net increase (decrease) in net assets resulting from operations		$119,391
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,111	$29,234
Net realized gain (loss)	627	2,112
Change in net unrealized appreciation (depreciation)	104,653	100,797
Net increase (decrease) in net assets resulting from operations	119,391	132,143
Distributions to shareholders	(8,857)	(25,598)

Share transactions - net increase (decrease)	10,978	1,686,486
Total increase (decrease) in net assets	121,512	1,793,031

Net Assets
Beginning of period	1,793,031	-
End of period	$1,914,543	$1,793,031

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2020 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.22
Net realized and unrealized gain (loss)	.64	.71
Total from investment operations	.71	.93
Distributions from net investment income	(.02)	(.17)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.05) D	(.17) D
Net asset value, end of period	$11.42	$10.76
Total Return E,F,G	6.60%	9.39%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68% J	.70% J,K
Expenses net of fee waivers, if any	.68 % J	.70% J,K
Expenses net of all reductions	.68% J	.69% J,K
Net investment income (loss)	1.34% J	2.42% J
Supplemental Data
Net assets, end of period (000 omitted)	$162	$152
Portfolio turnover rate L	13 % J	29% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2020 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.20
Net realized and unrealized gain (loss)	.63	.71
Total from investment operations	.69	.91
Distributions from net investment income	(.02)	(.14)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.04)	(.15)
Net asset value, end of period	$11.41	$10.76
Total Return D,E,F	6.45%	9.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.93% I	.94% I
Expenses net of fee waivers, if any	.93 % I	.94% I
Expenses net of all reductions	.93% I	.94% I
Net investment income (loss)	1.10% I	2.17% I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$108
Portfolio turnover rate J	13 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2020 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.15
Net realized and unrealized gain (loss)	.64	.71
Total from investment operations	.67	.86
Distributions from net investment income	- D	(.11)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.03) E	(.12)
Net asset value, end of period	$11.38	$10.74
Total Return F,G,H	6.23%	8.62%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.43% K	1.44% K
Expenses net of fee waivers, if any	1.43 % K	1.44% K
Expenses net of all reductions	1.43% K	1.44% K
Net investment income (loss)	.59% K	1.67% K
Supplemental Data
Net assets, end of period (000 omitted)	$114	$107
Portfolio turnover rate L	13 % K	29% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2020 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.24
Net realized and unrealized gain (loss)	.63	.71
Total from investment operations	.72	.95
Distributions from net investment income	(.03)	(.19)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.05)	(.19) D
Net asset value, end of period	$11.43	$10.76
Total Return E,F	6.76%	9.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43% I	.45% I,J
Expenses net of fee waivers, if any	.43 % I	.45% I,J
Expenses net of all reductions	.43% I	.45% I,J
Net investment income (loss)	1.59% I	2.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$649	$594
Portfolio turnover rate K	13 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2020 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.25
Net realized and unrealized gain (loss)	.64	.72
Total from investment operations	.73	.97
Distributions from net investment income	(.03)	(.18)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.06) D	(.19)
Net asset value, end of period	$11.45	$10.78
Total Return E,F	6.77%	9.74%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33% I	.34% I
Expenses net of fee waivers, if any	.33 % I	.34% I
Expenses net of all reductions	.33% I	.34% I
Net investment income (loss)	1.69% I	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$110
Portfolio turnover rate J	13 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2020 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.26
Net realized and unrealized gain (loss)	.63	.72
Total from investment operations	.73	.98
Distributions from net investment income	(.04)	(.19)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.06)	(.20)
Net asset value, end of period	$11.45	$10.78
Total Return D,E	6.83%	9.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.23% H	.24% H
Expenses net of fee waivers, if any	.23 % H	.24% H
Expenses net of all reductions	.23% H	.24% H
Net investment income (loss)	1.80% H	2.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$506	$376
Portfolio turnover rate I	13 % H	29% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2020 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.24
Net realized and unrealized gain (loss)	.63	.72
Total from investment operations	.72	.96
Distributions from net investment income	(.03)	(.18)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.05)	(.19)
Net asset value, end of period	$11.44	$10.77
Total Return D,E	6.76%	9.60%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H	.44% H
Expenses net of fee waivers, if any	.43 % H	.44% H
Expenses net of all reductions	.43% H	.44% H
Net investment income (loss)	1.60% H	2.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$138	$130
Portfolio turnover rate I	13 % H	29% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.25
Net realized and unrealized gain (loss)	.64	.72
Total from investment operations	.73	.97
Distributions from net investment income	(.03)	(.18)
Distributions from net realized gain	(.02)	(.01)
Total distributions	(.06) D	(.19)
Net asset value, end of period	$11.45	$10.78
Total Return E,F	6.77%	9.74%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33% I	.34% I
Expenses net of fee waivers, if any	.33 % I	.34% I
Expenses net of all reductions	.33% I	.34% I
Net investment income (loss)	1.70% I	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$108
Portfolio turnover rate J	13 % I	29% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2025 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 28.0%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $486,161)	44,297	620,596

International Equity Funds - 27.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	17,393	208,016
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	32,963	401,818
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $526,420)		609,834

Bond Funds - 44.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	29,403	234,346
Fidelity Series International Developed Markets Bond Index Fund (a)	9,842	87,295
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,452	108,312
Fidelity Series Sustainable Investment Grade Bond Fund (a)	55,352	551,854
TOTAL BOND FUNDS (Cost $966,442)		981,807

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,979,023)	2,212,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(881)
NET ASSETS - 100.0%	2,211,356

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	178,419	51,895	5,740	2,073	(66)	9,838	234,346
Fidelity Series International Developed Markets Bond Index Fund	68,958	20,375	3,437	1,034	15	1,384	87,295
Fidelity Series Long-Term Treasury Bond Index Fund	95,734	22,797	14,085	1,637	(972)	4,838	108,312
Fidelity Series Sustainable Emerging Markets Fund	151,948	49,117	13,362	-	46	20,267	208,016
Fidelity Series Sustainable Investment Grade Bond Fund	446,506	120,694	29,732	11,084	51	14,335	551,854
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	314,037	79,341	14,519	-	(6)	22,965	401,818
Fidelity Series Sustainable U.S. Market Fund	499,275	112,174	38,547	-	(124)	47,818	620,596
Fidelity Series Treasury Bill Index Fund	-	3,453	3,453	15	-	-	-
	1,754,877	459,846	122,875	15,843	(1,056)	121,445	2,212,237

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	620,596	620,596	-	-

International Equity Funds	609,834	609,834	-	-

Bond Funds	981,807	981,807	-	-
Total Investments in Securities:	2,212,237	2,212,237	-	-
Fidelity® Sustainable Target Date 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,979,023)	$2,212,237

Total Investment in Securities (cost $1,979,023)		$2,212,237
Cash		1
Receivable for investments sold		3,135
Receivable for fund shares sold		8,550
Total assets		2,223,923
Liabilities
Payable for investments purchased	$11,685
Accrued management fee	711
Distribution and service plan fees payable	171
Total liabilities		12,567
Net Assets		$2,211,356
Net Assets consist of:
Paid in capital		$1,991,637
Total accumulated earnings (loss)		219,719
Net Assets		$2,211,356

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($136,059 ÷ 11,694 shares)(a)		$11.63
Maximum offering price per share (100/94.25 of $11.63)		$12.34
Class M :
Net Asset Value and redemption price per share ($116,217 ÷ 10,000 shares)(a)		$11.62
Maximum offering price per share (100/96.50 of $11.62)		$12.04
Class C :
Net Asset Value and offering price per share ($115,966 ÷ 10,006 shares)(a)		$11.59
Fidelity Sustainable Target Date 2025 Fund :
Net Asset Value, offering price and redemption price per share ($908,052 ÷ 77,903 shares)		$11.66
Class K :
Net Asset Value, offering price and redemption price per share ($119,051 ÷ 10,210 shares)		$11.66
Class K6 :
Net Asset Value, offering price and redemption price per share ($498,111 ÷ 42,708 shares)		$11.66
Class I :
Net Asset Value, offering price and redemption price per share ($201,298 ÷ 17,274 shares)		$11.65
Class Z :
Net Asset Value, offering price and redemption price per share ($116,602 ÷ 10,000 shares)		$11.66
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$15,843
Expenses
Management fee	$3,669
Distribution and service plan fees	990
Independent trustees' fees and expenses	2
Total expenses before reductions	4,661
Expense reductions	(4)
Total expenses after reductions		4,657
Net Investment income (loss)		11,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,056)
Total net realized gain (loss)		(1,056)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	121,445
Total change in net unrealized appreciation (depreciation)		121,445
Net gain (loss)		120,389
Net increase (decrease) in net assets resulting from operations		$131,575
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,186	$25,719
Net realized gain (loss)	(1,056)	(22,809)
Change in net unrealized appreciation (depreciation)	121,445	111,769
Net increase (decrease) in net assets resulting from operations	131,575	114,679
Distributions to shareholders	(4,207)	(22,328)

Share transactions - net increase (decrease)	329,667	1,661,970
Total increase (decrease) in net assets	457,035	1,754,321

Net Assets
Beginning of period	1,754,321	-
End of period	$2,211,356	$1,754,321

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2025 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.18
Net realized and unrealized gain (loss)	.69	.90
Total from investment operations	.74	1.08
Distributions from net investment income	(.02)	(.17)
Distributions from net realized gain	- D	-
Total distributions	(.02)	(.17)
Net asset value, end of period	$11.63	$10.91
Total Return E,F,G	6.79%	10.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.70% J	.70% J
Expenses net of fee waivers, if any	.70 % J	.70% J
Expenses net of all reductions	.70% J	.70% J
Net investment income (loss)	.98% J	1.99% J
Supplemental Data
Net assets, end of period (000 omitted)	$136	$128
Portfolio turnover rate K	13 % J	63% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2025 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.16
Net realized and unrealized gain (loss)	.69	.90
Total from investment operations	.73	1.06
Distributions from net investment income	(.01)	(.16)
Distributions from net realized gain	- D	-
Total distributions	(.01)	(.16)
Net asset value, end of period	$11.62	$10.90
Total Return E,F,G	6.73%	10.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.95% J	.95% J
Expenses net of fee waivers, if any	.95 % J	.95% J
Expenses net of all reductions	.95% J	.95% J
Net investment income (loss)	.73% J	1.74% J
Supplemental Data
Net assets, end of period (000 omitted)	$116	$109
Portfolio turnover rate K	13 % J	63% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2025 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.11
Net realized and unrealized gain (loss)	.69	.90
Total from investment operations	.70	1.01
Distributions from net investment income	-	(.12)
Total distributions	-	(.12)
Net asset value, end of period	$11.59	$10.89
Total Return D,E,F	6.43%	10.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.45% I	1.45% I
Expenses net of fee waivers, if any	1.45 % I	1.45% I
Expenses net of all reductions	1.45% I	1.45% I
Net investment income (loss)	.23% I	1.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$116	$109
Portfolio turnover rate J	13 % I	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2025 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.20
Net realized and unrealized gain (loss)	.70	.90
Total from investment operations	.77	1.10
Distributions from net investment income	(.02)	(.18)
Distributions from net realized gain	- D	-
Total distributions	(.03) E	(.18)
Net asset value, end of period	$11.66	$10.92
Total Return F,G	7.05%	11.09%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.45% J	.45% J
Expenses net of fee waivers, if any	.45 % J	.45% J
Expenses net of all reductions	.45% J	.45% J
Net investment income (loss)	1.24% J	2.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$908	$653
Portfolio turnover rate K	13 % J	63% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2025 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.21
Net realized and unrealized gain (loss)	.70	.90
Total from investment operations	.77	1.11
Distributions from net investment income	(.03)	(.19)
Distributions from net realized gain	- D	-
Total distributions	(.03)	(.19)
Net asset value, end of period	$11.66	$10.92
Total Return E,F	7.06%	11.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I	.35% I
Expenses net of fee waivers, if any	.35 % I	.35% I
Expenses net of all reductions	.35% I	.35% I
Net investment income (loss)	1.33% I	2.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$119	$111
Portfolio turnover rate J	13 % I	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2025 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.22
Net realized and unrealized gain (loss)	.69	.90
Total from investment operations	.77	1.12
Distributions from net investment income	(.03)	(.20)
Distributions from net realized gain	- D	-
Total distributions	(.03)	(.20)
Net asset value, end of period	$11.66	$10.92
Total Return E,F	7.11%	11.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.25% I
Expenses net of fee waivers, if any	.25 % I	.25% I
Expenses net of all reductions	.25% I	.25% I
Net investment income (loss)	1.44% I	2.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$498	$317
Portfolio turnover rate J	13 % I	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2025 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.20
Net realized and unrealized gain (loss)	.69	.91
Total from investment operations	.76	1.11
Distributions from net investment income	(.02)	(.19)
Distributions from net realized gain	- D	-
Total distributions	(.03) E	(.19)
Net asset value, end of period	$11.65	$10.92
Total Return F,G	6.94%	11.13%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.45% J	.45% J
Expenses net of fee waivers, if any	.45 % J	.45% J
Expenses net of all reductions	.45% J	.45% J
Net investment income (loss)	1.23% J	2.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$201	$109
Portfolio turnover rate K	13 % J	63% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.21
Net realized and unrealized gain (loss)	.70	.90
Total from investment operations	.77	1.11
Distributions from net investment income	(.03)	(.19)
Distributions from net realized gain	- D	-
Total distributions	(.03)	(.19)
Net asset value, end of period	$11.66	$10.92
Total Return E,F	7.06%	11.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I	.35% I
Expenses net of fee waivers, if any	.35 % I	.35% I
Expenses net of all reductions	.35% I	.35% I
Net investment income (loss)	1.33% I	2.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$117	$109
Portfolio turnover rate J	13 % I	63% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2030 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.0%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,260,282)	110,151	1,543,215

International Equity Funds - 30.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	40,974	490,051
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	79,196	965,398
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,265,776)		1,455,449

Bond Funds - 37.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	38,919	310,182
Fidelity Series International Developed Markets Bond Index Fund (a)	21,291	188,849
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,670	256,342
Fidelity Series Sustainable Investment Grade Bond Fund (a)	107,132	1,068,110
TOTAL BOND FUNDS (Cost $1,766,924)		1,823,483

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,292,982)	4,822,147
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,981)
NET ASSETS - 100.0%	4,820,166

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	207,231	93,125	3,285	2,640	(27)	13,138	310,182
Fidelity Series International Developed Markets Bond Index Fund	134,660	53,489	2,750	2,066	(29)	3,479	188,849
Fidelity Series Long-Term Treasury Bond Index Fund	202,966	66,442	23,193	3,748	(1,864)	11,991	256,342
Fidelity Series Sustainable Emerging Markets Fund	324,180	141,697	23,069	-	236	47,007	490,051
Fidelity Series Sustainable Investment Grade Bond Fund	782,336	288,889	32,647	20,848	(338)	29,870	1,068,110
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	683,211	239,451	14,783	-	(1)	57,520	965,398
Fidelity Series Sustainable U.S. Market Fund	1,119,486	365,140	59,688	-	(347)	118,624	1,543,215
Fidelity Series Treasury Bill Index Fund	-	6,865	6,865	29	-	-	-
	3,454,070	1,255,098	166,280	29,331	(2,370)	281,629	4,822,147

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,543,215	1,543,215	-	-

International Equity Funds	1,455,449	1,455,449	-	-

Bond Funds	1,823,483	1,823,483	-	-
Total Investments in Securities:	4,822,147	4,822,147	-	-
Fidelity® Sustainable Target Date 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,292,982)	$4,822,147

Total Investment in Securities (cost $4,292,982)		$4,822,147
Cash		1
Receivable for investments sold		9,397
Receivable for fund shares sold		11,811
Total assets		4,843,356
Liabilities
Payable for investments purchased	$16,029
Payable for fund shares redeemed	5,179
Accrued management fee	1,663
Distribution and service plan fees payable	319
Total liabilities		23,190
Net Assets		$4,820,166
Net Assets consist of:
Paid in capital		$4,286,589
Total accumulated earnings (loss)		533,577
Net Assets		$4,820,166

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($805,236 ÷ 67,938 shares)(a)		$11.85
Maximum offering price per share (100/94.25 of $11.85)		$12.57
Class M :
Net Asset Value and redemption price per share ($129,066 ÷ 10,887 shares)(a)		$11.86
Maximum offering price per share (100/96.50 of $11.86)		$12.29
Class C :
Net Asset Value and offering price per share ($122,824 ÷ 10,393 shares)(a)		$11.82
Fidelity Sustainable Target Date 2030 Fund :
Net Asset Value, offering price and redemption price per share ($2,721,165 ÷ 229,183 shares)		$11.87
Class K :
Net Asset Value, offering price and redemption price per share ($120,985 ÷ 10,171 shares)		$11.90
Class K6 :
Net Asset Value, offering price and redemption price per share ($655,524 ÷ 55,102 shares)		$11.90
Class I :
Net Asset Value, offering price and redemption price per share ($146,413 ÷ 12,318 shares)		$11.89
Class Z :
Net Asset Value, offering price and redemption price per share ($118,953 ÷ 10,000 shares)		$11.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$29,331
Expenses
Management fee	$8,450
Distribution and service plan fees	1,695
Independent trustees' fees and expenses	5
Total expenses before reductions	10,150
Expense reductions	(4)
Total expenses after reductions		10,146
Net Investment income (loss)		19,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,370)
Total net realized gain (loss)		(2,370)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	281,629
Total change in net unrealized appreciation (depreciation)		281,629
Net gain (loss)		279,259
Net increase (decrease) in net assets resulting from operations		$298,444
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,185	$37,261
Net realized gain (loss)	(2,370)	(9,085)
Change in net unrealized appreciation (depreciation)	281,629	247,536
Net increase (decrease) in net assets resulting from operations	298,444	275,712
Distributions to shareholders	(8,892)	(31,687)

Share transactions - net increase (decrease)	1,077,797	3,208,792
Total increase (decrease) in net assets	1,367,349	3,452,817

Net Assets
Beginning of period	3,452,817	-
End of period	$4,820,166	$3,452,817

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2030 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.19
Net realized and unrealized gain (loss)	.74	1.05
Total from investment operations	.78	1.24
Distributions from net investment income	(.02)	(.14)
Distributions from net realized gain	(.01)	-
Total distributions	(.03)	(.14)
Net asset value, end of period	$11.85	$11.10
Total Return D,E,F	7.00%	12.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.72% I,J
Expenses net of fee waivers, if any	.71 % I	.72% I,J
Expenses net of all reductions	.71% I	.72% I,J
Net investment income (loss)	.76% I	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$805	$533
Portfolio turnover rate K	8 % I	62% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2030 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.16
Net realized and unrealized gain (loss)	.74	1.06
Total from investment operations	.77	1.22
Distributions from net investment income	- D	(.12)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.12)
Net asset value, end of period	$11.86	$11.10
Total Return E,F,G	6.97%	12.21%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.96% J	.96% J
Expenses net of fee waivers, if any	.96 % J	.96% J
Expenses net of all reductions	.96% J	.96% J
Net investment income (loss)	.52% J	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$129	$121
Portfolio turnover rate K	8 % J	62% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2030 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.12
Net realized and unrealized gain (loss)	.74	1.05
Total from investment operations	.74	1.17
Distributions from net investment income	-	(.09)
Distributions from net realized gain	- D	-
Total distributions	- D	(.09)
Net asset value, end of period	$11.82	$11.08
Total Return E,F,G	6.71%	11.68%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.46% J	1.46% J
Expenses net of fee waivers, if any	1.46 % J	1.46% J
Expenses net of all reductions	1.46% J	1.46% J
Net investment income (loss)	.01% J	1.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$123	$115
Portfolio turnover rate K	8 % J	62% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2030 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.21
Net realized and unrealized gain (loss)	.73	1.06
Total from investment operations	.79	1.27
Distributions from net investment income	(.02)	(.16)
Distributions from net realized gain	(.01)	-
Total distributions	(.03)	(.16)
Net asset value, end of period	$11.87	$11.11
Total Return D,E	7.12%	12.75%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46% H	.47% H,I
Expenses net of fee waivers, if any	.46 % H	.47% H,I
Expenses net of all reductions	.46% H	.47% H,I
Net investment income (loss)	1.01% H	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,721	$1,769
Portfolio turnover rate J	8 % H	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2030 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.22
Net realized and unrealized gain (loss)	.75	1.05
Total from investment operations	.81	1.27
Distributions from net investment income	(.02)	(.15)
Distributions from net realized gain	(.01)	-
Total distributions	(.03)	(.15)
Net asset value, end of period	$11.90	$11.12
Total Return D,E	7.30%	12.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H	.36% H
Expenses net of fee waivers, if any	.36 % H	.36% H
Expenses net of all reductions	.36% H	.36% H
Net investment income (loss)	1.11% H	2.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$113
Portfolio turnover rate I	8 % H	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2030 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.23
Net realized and unrealized gain (loss)	.75	1.05
Total from investment operations	.82	1.28
Distributions from net investment income	(.03)	(.16)
Distributions from net realized gain	(.01)	-
Total distributions	(.04)	(.16)
Net asset value, end of period	$11.90	$11.12
Total Return D,E	7.36%	12.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H	.26% H
Expenses net of fee waivers, if any	.26 % H	.26% H
Expenses net of all reductions	.26% H	.26% H
Net investment income (loss)	1.22% H	2.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$656	$443
Portfolio turnover rate I	8 % H	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2030 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.21
Net realized and unrealized gain (loss)	.75	1.05
Total from investment operations	.81	1.26
Distributions from net investment income	(.02)	(.15)
Distributions from net realized gain	(.01)	-
Total distributions	(.03)	(.15)
Net asset value, end of period	$11.89	$11.11
Total Return D,E	7.27%	12.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46% H	.46% H
Expenses net of fee waivers, if any	.46 % H	.46% H
Expenses net of all reductions	.46% H	.46% H
Net investment income (loss)	1.01% H	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$146	$136
Portfolio turnover rate I	8 % H	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.22
Net realized and unrealized gain (loss)	.75	1.05
Total from investment operations	.81	1.27
Distributions from net investment income	(.02)	(.15)
Distributions from net realized gain	(.01)	-
Total distributions	(.03)	(.15)
Net asset value, end of period	$11.90	$11.12
Total Return D,E	7.30%	12.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H	.36% H
Expenses net of fee waivers, if any	.36 % H	.36% H
Expenses net of all reductions	.36% H	.36% H
Net investment income (loss)	1.11% H	2.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$119	$111
Portfolio turnover rate I	8 % H	62% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2035 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 38.1%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,413,033)	122,040	1,709,779

International Equity Funds - 34.2%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	42,500	508,299
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	84,137	1,025,632
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,353,034)		1,533,931

Bond Funds - 27.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,720	101,381
Fidelity Series International Developed Markets Bond Index Fund (a)	16,507	146,416
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,815	257,196
Fidelity Series Sustainable Investment Grade Bond Fund (a)	73,703	734,824
TOTAL BOND FUNDS (Cost $1,205,436)		1,239,817

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,971,503)	4,483,527
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,627)
NET ASSETS - 100.0%	4,481,900

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	63,930	39,715	6,518	812	7	4,247	101,381
Fidelity Series International Developed Markets Bond Index Fund	106,895	46,805	9,988	1,623	(77)	2,781	146,416
Fidelity Series Long-Term Treasury Bond Index Fund	218,421	68,987	40,580	3,888	(3,321)	13,689	257,196
Fidelity Series Sustainable Emerging Markets Fund	367,873	127,908	37,953	-	365	50,106	508,299
Fidelity Series Sustainable Investment Grade Bond Fund	560,297	230,593	76,528	14,538	(1,905)	22,367	734,824
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	797,203	250,780	83,455	-	(495)	61,599	1,025,632
Fidelity Series Sustainable U.S. Market Fund	1,356,025	376,872	158,216	-	545	134,553	1,709,779
Fidelity Series Treasury Bill Index Fund	-	7,026	7,026	30	-	-	-
	3,470,644	1,148,686	420,264	20,891	(4,881)	289,342	4,483,527

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,709,779	1,709,779	-	-

International Equity Funds	1,533,931	1,533,931	-	-

Bond Funds	1,239,817	1,239,817	-	-
Total Investments in Securities:	4,483,527	4,483,527	-	-
Fidelity® Sustainable Target Date 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,971,503)	$4,483,527

Total Investment in Securities (cost $3,971,503)		$4,483,527
Receivable for investments sold		12,634
Receivable for fund shares sold		5,244
Total assets		4,501,405
Liabilities
Payable for investments purchased	$17,877
Accrued management fee	1,422
Distribution and service plan fees payable	206
Total liabilities		19,505
Net Assets		$4,481,900
Net Assets consist of:
Paid in capital		$3,966,747
Total accumulated earnings (loss)		515,153
Net Assets		$4,481,900

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($275,156 ÷ 22,517 shares)(a)		$12.22
Maximum offering price per share (100/94.25 of $12.22)		$12.97
Class M :
Net Asset Value and redemption price per share ($122,123 ÷ 10,004 shares)(a)		$12.21
Maximum offering price per share (100/96.50 of $12.21)		$12.65
Class C :
Net Asset Value and offering price per share ($121,835 ÷ 10,020 shares)(a)		$12.16
Fidelity Sustainable Target Date 2035 Fund :
Net Asset Value, offering price and redemption price per share ($1,976,768 ÷ 161,683 shares)		$12.23
Class K :
Net Asset Value, offering price and redemption price per share ($124,382 ÷ 10,157 shares)		$12.25
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,616,698 ÷ 132,006 shares)		$12.25
Class I :
Net Asset Value, offering price and redemption price per share ($122,467 ÷ 10,001 shares)		$12.25
Class Z :
Net Asset Value, offering price and redemption price per share ($122,471 ÷ 10,000 shares)		$12.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$20,891
Expenses
Management fee	$7,416
Distribution and service plan fees	1,128
Independent trustees' fees and expenses	4
Total expenses before reductions	8,548
Expense reductions	(4)
Total expenses after reductions		8,544
Net Investment income (loss)		12,347
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,881)
Total net realized gain (loss)		(4,881)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	289,342
Total change in net unrealized appreciation (depreciation)		289,342
Net gain (loss)		284,461
Net increase (decrease) in net assets resulting from operations		$296,808
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,347	$23,421
Net realized gain (loss)	(4,881)	37
Change in net unrealized appreciation (depreciation)	289,342	222,682
Net increase (decrease) in net assets resulting from operations	296,808	246,140
Distributions to shareholders	(7,266)	(20,529)

Share transactions - net increase (decrease)	722,715	3,244,032
Total increase (decrease) in net assets	1,012,257	3,469,643

Net Assets
Beginning of period	3,469,643	-
End of period	$4,481,900	$3,469,643

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2035 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.14
Net realized and unrealized gain (loss)	.82	1.38
Total from investment operations	.84	1.52
Distributions from net investment income	- D	(.12)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.13)
Net asset value, end of period	$12.22	$11.39
Total Return E,F,G	7.41%	15.23%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.72% J	.73% J,K
Expenses net of fee waivers, if any	.72 % J	.73% J,K
Expenses net of all reductions	.72% J	.73% J,K
Net investment income (loss)	.37% J	1.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$275	$175
Portfolio turnover rate L	22 % J	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2035 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.12
Net realized and unrealized gain (loss)	.83	1.37
Total from investment operations	.84	1.49
Distributions from net investment income	-	(.10)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.11)
Net asset value, end of period	$12.21	$11.38
Total Return D,E,F	7.34%	14.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97% I	.97% I
Expenses net of fee waivers, if any	.97 % I	.97% I
Expenses net of all reductions	.97% I	.97% I
Net investment income (loss)	.12% I	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$122	$114
Portfolio turnover rate J	22 % I	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2035 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.07
Net realized and unrealized gain (loss)	.81	1.38
Total from investment operations	.79	1.45
Distributions from net investment income	-	(.07)
Distributions from net realized gain	- D	(.01)
Total distributions	- D	(.08)
Net asset value, end of period	$12.16	$11.37
Total Return E,F,G	6.99%	14.51%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.47% J	1.47% J
Expenses net of fee waivers, if any	1.47 % J	1.47% J
Expenses net of all reductions	1.47% J	1.47% J
Net investment income (loss)	(.38)% J	.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$114
Portfolio turnover rate K	22 % J	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2035 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.17
Net realized and unrealized gain (loss)	.82	1.37
Total from investment operations	.86	1.54
Distributions from net investment income	(.01)	(.15)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.02)	(.15) D
Net asset value, end of period	$12.23	$11.39
Total Return E,F	7.60%	15.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.48% I,J
Expenses net of fee waivers, if any	.47 % I	.48% I,J
Expenses net of all reductions	.47% I	.47% I,J
Net investment income (loss)	.62% I	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,977	$1,177
Portfolio turnover rate K	22 % I	34% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2035 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.18
Net realized and unrealized gain (loss)	.83	1.37
Total from investment operations	.87	1.55
Distributions from net investment income	(.01)	(.14)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.02)	(.15)
Net asset value, end of period	$12.25	$11.40
Total Return D,E	7.66%	15.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H	.37% H
Expenses net of fee waivers, if any	.37 % H	.37% H
Expenses net of all reductions	.37% H	.37% H
Net investment income (loss)	.72% H	1.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$124	$116
Portfolio turnover rate I	22 % H	34% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2035 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.19
Net realized and unrealized gain (loss)	.82	1.38
Total from investment operations	.87	1.57
Distributions from net investment income	(.02)	(.15)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.03)	(.16)
Net asset value, end of period	$12.25	$11.41
Total Return D,E	7.65%	15.73%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27% H	.28% H,I
Expenses net of fee waivers, if any	.27 % H	.28% H,I
Expenses net of all reductions	.27% H	.28% H,I
Net investment income (loss)	.83% H	1.99% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,617	$1,292
Portfolio turnover rate J	22 % H	34% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2035 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.17
Net realized and unrealized gain (loss)	.82	1.37
Total from investment operations	.86	1.54
Distributions from net investment income	- D	(.14)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.14) E
Net asset value, end of period	$12.25	$11.40
Total Return F,G	7.58%	15.49%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.47% J	.48% J,K
Expenses net of fee waivers, if any	.47 % J	.48% J,K
Expenses net of all reductions	.47% J	.48% J,K
Net investment income (loss)	.62% J	1.79% J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$254
Portfolio turnover rate L	22 % J	34% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.18
Net realized and unrealized gain (loss)	.83	1.37
Total from investment operations	.87	1.55
Distributions from net investment income	(.01)	(.14)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.02)	(.15)
Net asset value, end of period	$12.25	$11.40
Total Return D,E	7.66%	15.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H	.37% H
Expenses net of fee waivers, if any	.37 % H	.37% H
Expenses net of all reductions	.37% H	.37% H
Net investment income (loss)	.72% H	1.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$122	$114
Portfolio turnover rate I	22 % H	34% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2040 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 46.8%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,320,063)	197,410	2,765,718

International Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	64,280	768,791
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	130,584	1,591,825
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,087,058)		2,360,616

Bond Funds - 13.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,054	72,159
Fidelity Series International Developed Markets Bond Index Fund (a)	7,811	69,287
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,370	336,761
Fidelity Series Sustainable Investment Grade Bond Fund (a)	30,670	305,776
TOTAL BOND FUNDS (Cost $758,622)		783,983

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,165,743)	5,910,317
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,321)
NET ASSETS - 100.0%	5,907,996

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	42,515	33,060	6,610	671	108	3,086	72,159
Fidelity Series International Developed Markets Bond Index Fund	33,507	36,914	2,655	566	17	1,504	69,287
Fidelity Series Long-Term Treasury Bond Index Fund	222,524	141,402	42,185	4,777	(1,314)	16,334	336,761
Fidelity Series Sustainable Emerging Markets Fund	424,975	320,481	50,871	-	(42)	74,248	768,791
Fidelity Series Sustainable Investment Grade Bond Fund	171,510	160,628	35,339	5,497	420	8,557	305,776
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	945,233	625,778	77,489	-	605	97,698	1,591,825
Fidelity Series Sustainable U.S. Market Fund	1,663,319	1,051,355	168,710	-	(39)	219,793	2,765,718
Fidelity Series Treasury Bill Index Fund	-	7,493	7,493	31	-	-	-
	3,503,583	2,377,111	391,352	11,542	(245)	421,220	5,910,317

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,765,718	2,765,718	-	-

International Equity Funds	2,360,616	2,360,616	-	-

Bond Funds	783,983	783,983	-	-
Total Investments in Securities:	5,910,317	5,910,317	-	-
Fidelity® Sustainable Target Date 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,165,743)	$5,910,317

Total Investment in Securities (cost $5,165,743)		$5,910,317
Receivable for investments sold		6,552
Receivable for fund shares sold		24,091
Total assets		5,940,960
Liabilities
Payable for investments purchased	$30,292
Payable for fund shares redeemed	351
Accrued management fee	2,113
Distribution and service plan fees payable	208
Total liabilities		32,964
Net Assets		$5,907,996
Net Assets consist of:
Paid in capital		$5,168,264
Total accumulated earnings (loss)		739,732
Net Assets		$5,907,996

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($241,666 ÷ 19,117 shares)(a)		$12.64
Maximum offering price per share (100/94.25 of $12.64)		$13.41
Class M :
Net Asset Value and redemption price per share ($148,044 ÷ 11,718 shares)(a)		$12.63
Maximum offering price per share (100/96.50 of $12.63)		$13.09
Class C :
Net Asset Value and offering price per share ($126,432 ÷ 10,047 shares)(a)		$12.58
Fidelity Sustainable Target Date 2040 Fund :
Net Asset Value, offering price and redemption price per share ($4,117,743 ÷ 325,306 shares)		$12.66
Class K :
Net Asset Value, offering price and redemption price per share ($128,293 ÷ 10,110 shares)		$12.69
Class K6 :
Net Asset Value, offering price and redemption price per share ($873,385 ÷ 68,817 shares)		$12.69
Class I :
Net Asset Value, offering price and redemption price per share ($145,536 ÷ 11,475 shares)		$12.68
Class Z :
Net Asset Value, offering price and redemption price per share ($126,897 ÷ 10,000 shares)		$12.69
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,542
Expenses
Management fee	$10,444
Distribution and service plan fees	1,304
Independent trustees' fees and expenses	5
Total expenses before reductions	11,753
Expense reductions	(4)
Total expenses after reductions		11,749
Net Investment income (loss)		(207)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(245)
Total net realized gain (loss)		(245)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	421,220
Total change in net unrealized appreciation (depreciation)		421,220
Net gain (loss)		420,975
Net increase (decrease) in net assets resulting from operations		$420,768
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(207)	$20,212
Net realized gain (loss)	(245)	(436)
Change in net unrealized appreciation (depreciation)	421,220	323,354
Net increase (decrease) in net assets resulting from operations	420,768	343,130
Distributions to shareholders	(3,801)	(20,366)

Share transactions - net increase (decrease)	1,988,628	3,179,637
Total increase (decrease) in net assets	2,405,595	3,502,401

Net Assets
Beginning of period	3,502,401	-
End of period	$5,907,996	$3,502,401

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2040 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.11
Net realized and unrealized gain (loss)	.94	1.72
Total from investment operations	.93	1.83
Distributions from net investment income	-	(.10)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.11)
Net asset value, end of period	$12.64	$11.72
Total Return D,E,F	7.90%	18.32%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.74% I,J
Expenses net of fee waivers, if any	.73 % I	.74% I,J
Expenses net of all reductions	.73% I	.74% I,J
Net investment income (loss)	(.24)% I	1.19% I
Supplemental Data
Net assets, end of period (000 omitted)	$242	$306
Portfolio turnover rate K	17 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2040 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.09
Net realized and unrealized gain (loss)	.94	1.71
Total from investment operations	.91	1.80
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.07) D
Net asset value, end of period	$12.63	$11.73
Total Return E,F,G	7.72%	18.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98% J	.98% J
Expenses net of fee waivers, if any	.98 % J	.98% J
Expenses net of all reductions	.98% J	.98% J
Net investment income (loss)	(.49)% J	.94% J
Supplemental Data
Net assets, end of period (000 omitted)	$148	$129
Portfolio turnover rate K	17 % J	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2040 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	.04
Net realized and unrealized gain (loss)	.94	1.71
Total from investment operations	.88	1.75
Distributions from net investment income	-	(.03)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.04)
Net asset value, end of period	$12.58	$11.71
Total Return D,E,F	7.48%	17.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.48% I	1.48% I
Expenses net of fee waivers, if any	1.48 % I	1.48% I
Expenses net of all reductions	1.48% I	1.48% I
Net investment income (loss)	(.99)% I	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$126	$117
Portfolio turnover rate J	17 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2040 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.73	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.14
Net realized and unrealized gain (loss)	.94	1.71
Total from investment operations	.94	1.85
Distributions from net investment income	- D	(.12)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.12) E
Net asset value, end of period	$12.66	$11.73
Total Return F,G	8.04%	18.59%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.48% J	.49% J,K
Expenses net of fee waivers, if any	.48 % J	.49% J,K
Expenses net of all reductions	.48% J	.49% J,K
Net investment income (loss)	.01% J	1.44% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,118	$1,854
Portfolio turnover rate L	17 % J	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2040 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.15
Net realized and unrealized gain (loss)	.94	1.71
Total from investment operations	.95	1.86
Distributions from net investment income	- D	(.11)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.11) E
Net asset value, end of period	$12.69	$11.75
Total Return F,G	8.09%	18.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.38% J
Expenses net of fee waivers, if any	.38 % J	.38% J
Expenses net of all reductions	.38% J	.38% J
Net investment income (loss)	.11% J	1.55% J
Supplemental Data
Net assets, end of period (000 omitted)	$128	$119
Portfolio turnover rate K	17 % J	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2040 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.16
Net realized and unrealized gain (loss)	.95	1.71
Total from investment operations	.96	1.87
Distributions from net investment income	(.01)	(.11)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.02)	(.12)
Net asset value, end of period	$12.69	$11.75
Total Return D,E	8.16%	18.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.28% H,I
Expenses net of fee waivers, if any	.28 % H	.28% H,I
Expenses net of all reductions	.28% H	.28% H,I
Net investment income (loss)	.21% H	1.64% H
Supplemental Data
Net assets, end of period (000 omitted)	$873	$608
Portfolio turnover rate J	17 % H	31% H

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2040 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.14
Net realized and unrealized gain (loss)	.94	1.72
Total from investment operations	.94	1.86
Distributions from net investment income	-	(.10)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.11)
Net asset value, end of period	$12.68	$11.75
Total Return E,F	7.98%	18.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48% I	.48% I
Expenses net of fee waivers, if any	.48 % I	.48% I
Expenses net of all reductions	.48% I	.48% I
Net investment income (loss)	.01% I	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$146	$134
Portfolio turnover rate J	17 % I	31% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.15
Net realized and unrealized gain (loss)	.94	1.71
Total from investment operations	.95	1.86
Distributions from net investment income	- D	(.11)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.01)	(.11) E
Net asset value, end of period	$12.69	$11.75
Total Return F,G	8.09%	18.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.38% J	.38% J
Expenses net of fee waivers, if any	.38 % J	.38% J
Expenses net of all reductions	.38% J	.38% J
Net investment income (loss)	.11% J	1.55% J
Supplemental Data
Net assets, end of period (000 omitted)	$127	$117
Portfolio turnover rate K	17 % J	31% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2045 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,594,803)	214,412	3,003,911

International Equity Funds - 42.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	68,115	814,654
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	139,789	1,704,033
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,281,174)		2,518,687

Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,070	72,290
Fidelity Series Long-Term Treasury Bond Index Fund (a)	55,430	325,375
TOTAL BOND FUNDS (Cost $385,970)		397,665

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,261,947)	5,920,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,995)
NET ASSETS - 100.0%	5,918,268

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	36,369	38,608	5,284	530	60	2,537	72,290
Fidelity Series Long-Term Treasury Bond Index Fund	190,411	161,367	37,729	3,963	(2,118)	13,444	325,375
Fidelity Series Sustainable Emerging Markets Fund	380,943	408,094	36,111	-	(583)	62,311	814,654
Fidelity Series Sustainable Investment Grade Bond Fund	15,836	11,970	27,618	124	25	(213)	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	855,247	824,774	58,485	-	(761)	83,258	1,704,033
Fidelity Series Sustainable U.S. Market Fund	1,519,440	1,418,900	125,245	-	(936)	191,752	3,003,911
Fidelity Series Treasury Bill Index Fund	-	6,347	6,347	26	-	-	-
	2,998,246	2,870,060	296,819	4,643	(4,313)	353,089	5,920,263

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,003,911	3,003,911	-	-

International Equity Funds	2,518,687	2,518,687	-	-

Bond Funds	397,665	397,665	-	-
Total Investments in Securities:	5,920,263	5,920,263	-	-
Fidelity® Sustainable Target Date 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,261,947)	$5,920,263

Total Investment in Securities (cost $5,261,947)		$5,920,263
Receivable for investments sold		8,277
Receivable for fund shares sold		28,308
Total assets		5,956,848
Liabilities
Payable for investments purchased	$35,473
Payable for fund shares redeemed	1,112
Accrued management fee	1,784
Distribution and service plan fees payable	211
Total liabilities		38,580
Net Assets		$5,918,268
Net Assets consist of:
Paid in capital		$5,275,800
Total accumulated earnings (loss)		642,468
Net Assets		$5,918,268

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($248,354 ÷ 19,426 shares)(a)		$12.78
Maximum offering price per share (100/94.25 of $12.78)		$13.56
Class M :
Net Asset Value and redemption price per share ($135,275 ÷ 10,601 shares)(a)		$12.76
Maximum offering price per share (100/96.50 of $12.76)		$13.22
Class C :
Net Asset Value and offering price per share ($130,469 ÷ 10,266 shares)(a)		$12.71
Fidelity Sustainable Target Date 2045 Fund :
Net Asset Value, offering price and redemption price per share ($3,973,749 ÷ 310,646 shares)		$12.79
Class K :
Net Asset Value, offering price and redemption price per share ($129,620 ÷ 10,113 shares)		$12.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,005,922 ÷ 78,465 shares)		$12.82
Class I :
Net Asset Value, offering price and redemption price per share ($166,703 ÷ 13,016 shares)		$12.81
Class Z :
Net Asset Value, offering price and redemption price per share ($128,176 ÷ 10,000 shares)		$12.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,643
Expenses
Management fee	$8,561
Distribution and service plan fees	1,131
Independent trustees' fees and expenses	5
Total expenses before reductions	9,697
Expense reductions	(4)
Total expenses after reductions		9,693
Net Investment income (loss)		(5,050)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,313)
Total net realized gain (loss)		(4,313)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	353,089
Total change in net unrealized appreciation (depreciation)		353,089
Net gain (loss)		348,776
Net increase (decrease) in net assets resulting from operations		$343,726
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,050)	$18,939
Net realized gain (loss)	(4,313)	(4,594)
Change in net unrealized appreciation (depreciation)	353,089	305,227
Net increase (decrease) in net assets resulting from operations	343,726	319,572
Distributions to shareholders	(1,394)	(19,437)

Share transactions - net increase (decrease)	2,578,725	2,697,076
Total increase (decrease) in net assets	2,921,057	2,997,211

Net Assets
Beginning of period	2,997,211	-
End of period	$5,918,268	$2,997,211

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2045 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.10
Net realized and unrealized gain (loss)	.98	1.83
Total from investment operations	.95	1.93
Distributions from net investment income	-	(.10)
Total distributions	-	(.10)
Net asset value, end of period	$12.78	$11.83
Total Return D,E,F	8.03%	19.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I	.74% I
Expenses net of fee waivers, if any	.74 % I	.74% I
Expenses net of all reductions	.74% I	.74% I
Net investment income (loss)	(.50)% I	1.08% I
Supplemental Data
Net assets, end of period (000 omitted)	$248	$124
Portfolio turnover rate J	15 % I	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2045 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.08
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.94	1.90
Distributions from net investment income	-	(.08)
Total distributions	-	(.08)
Net asset value, end of period	$12.76	$11.82
Total Return D,E,F	7.95%	19.07%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	.99% I
Expenses net of fee waivers, if any	.99 % I	.99% I
Expenses net of all reductions	.99% I	.99% I
Net investment income (loss)	(.75)% I	.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$135	$119
Portfolio turnover rate J	15 % I	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2045 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.03
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.91	1.85
Distributions from net investment income	-	(.05)
Total distributions	-	(.05)
Net asset value, end of period	$12.71	$11.80
Total Return D,E,F	7.71%	18.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.49% I	1.49% I
Expenses net of fee waivers, if any	1.49 % I	1.49% I
Expenses net of all reductions	1.49% I	1.49% I
Net investment income (loss)	(1.25)% I	.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$130	$118
Portfolio turnover rate J	15 % I	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2045 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.13
Net realized and unrealized gain (loss)	.99	1.81
Total from investment operations	.97	1.94
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	-
Total distributions	- D	(.12)
Net asset value, end of period	$12.79	$11.82
Total Return E,F	8.24%	19.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.50% I
Expenses net of fee waivers, if any	.49 % I	.50% I
Expenses net of all reductions	.49% I	.50% I
Net investment income (loss)	(.25)% I	1.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,974	$1,416
Portfolio turnover rate J	15 % I	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2045 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.14
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	-
Total distributions	- D	(.12)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.30%	19.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions	.39% I	.39% I
Net investment income (loss)	(.15)% I	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$130	$120
Portfolio turnover rate J	15 % I	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2045 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.15
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.99	1.97
Distributions from net investment income	-	(.13)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.13)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.38%	19.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.30% I
Expenses net of fee waivers, if any	.29 % I	.30% I
Expenses net of all reductions	.29% I	.29% I
Net investment income (loss)	(.05)% I	1.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,006	$715
Portfolio turnover rate J	15 % I	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2045 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.97	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	-
Total distributions	- D	(.12)
Net asset value, end of period	$12.81	$11.84
Total Return E,F	8.22%	19.63%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49% I
Expenses net of fee waivers, if any	.49 % I	.49% I
Expenses net of all reductions	.49% I	.49% I
Net investment income (loss)	(.25)% I	1.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$167	$149
Portfolio turnover rate J	15 % I	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.14
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	-
Total distributions	- D	(.12)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.30%	19.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions	.39% I	.39% I
Net investment income (loss)	(.15)% I	1.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$128	$118
Portfolio turnover rate J	15 % I	58% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2050 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,373,434)	205,065	2,872,963

International Equity Funds - 42.6%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	65,144	779,124
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	133,698	1,629,781
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,117,552)		2,408,905

Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,675	69,140
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,036	311,320
TOTAL BOND FUNDS (Cost $367,564)		380,460

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,858,550)	5,662,328
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,227)
NET ASSETS - 100.0%	5,660,101

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	45,102	26,469	5,470	638	101	2,938	69,140
Fidelity Series Long-Term Treasury Bond Index Fund	235,859	107,168	45,331	4,684	(2,312)	15,936	311,320
Fidelity Series Sustainable Emerging Markets Fund	471,738	269,125	35,980	-	(317)	74,558	779,124
Fidelity Series Sustainable Investment Grade Bond Fund	19,474	14,025	33,270	151	32	(261)	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	1,059,071	526,992	55,664	-	(31)	99,413	1,629,781
Fidelity Series Sustainable U.S. Market Fund	1,881,641	888,323	120,091	-	(690)	223,780	2,872,963
Fidelity Series Treasury Bill Index Fund	-	7,739	7,739	32	-	-	-
	3,712,885	1,839,841	303,545	5,505	(3,217)	416,364	5,662,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,872,963	2,872,963	-	-

International Equity Funds	2,408,905	2,408,905	-	-

Bond Funds	380,460	380,460	-	-
Total Investments in Securities:	5,662,328	5,662,328	-	-
Fidelity® Sustainable Target Date 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,858,550)	$5,662,328

Total Investment in Securities (cost $4,858,550)		$5,662,328
Receivable for investments sold		7,763
Receivable for fund shares sold		43,463
Total assets		5,713,554
Liabilities
Payable for investments purchased	$48,854
Payable for fund shares redeemed	2,372
Accrued management fee	2,020
Distribution and service plan fees payable	207
Total liabilities		53,453
Net Assets		$5,660,101
Net Assets consist of:
Paid in capital		$4,874,564
Total accumulated earnings (loss)		785,537
Net Assets		$5,660,101

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($164,628 ÷ 12,877 shares)(a)		$12.78
Maximum offering price per share (100/94.25 of $12.78)		$13.56
Class M :
Net Asset Value and redemption price per share ($172,513 ÷ 13,520 shares)(a)		$12.76
Maximum offering price per share (100/96.50 of $12.76)		$13.22
Class C :
Net Asset Value and offering price per share ($127,900 ÷ 10,065 shares)(a)		$12.71
Fidelity Sustainable Target Date 2050 Fund :
Net Asset Value, offering price and redemption price per share ($3,644,413 ÷ 284,842 shares)		$12.79
Class K :
Net Asset Value, offering price and redemption price per share ($129,606 ÷ 10,112 shares)		$12.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,066,681 ÷ 83,201 shares)		$12.82
Class I :
Net Asset Value, offering price and redemption price per share ($226,186 ÷ 17,656 shares)		$12.81
Class Z :
Net Asset Value, offering price and redemption price per share ($128,174 ÷ 10,000 shares)		$12.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,505
Expenses
Management fee	$10,272
Distribution and service plan fees	1,163
Independent trustees' fees and expenses	5
Total expenses before reductions	11,440
Expense reductions	(4)
Total expenses after reductions		11,436
Net Investment income (loss)		(5,931)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,217)
Total net realized gain (loss)		(3,217)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	416,364
Total change in net unrealized appreciation (depreciation)		416,364
Net gain (loss)		413,147
Net increase (decrease) in net assets resulting from operations		$407,216
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,931)	$24,106
Net realized gain (loss)	(3,217)	(6,871)
Change in net unrealized appreciation (depreciation)	416,364	387,414
Net increase (decrease) in net assets resulting from operations	407,216	404,649
Distributions to shareholders	(1,369)	(24,959)

Share transactions - net increase (decrease)	1,542,700	3,331,864
Total increase (decrease) in net assets	1,948,547	3,711,554

Net Assets
Beginning of period	3,711,554	-
End of period	$5,660,101	$3,711,554

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2050 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.10
Net realized and unrealized gain (loss)	.98	1.83
Total from investment operations	.95	1.93
Distributions from net investment income	-	(.10)
Total distributions	-	(.10)
Net asset value, end of period	$12.78	$11.83
Total Return D,E,F	8.03%	19.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I	.74% I
Expenses net of fee waivers, if any	.74 % I	.74% I
Expenses net of all reductions	.74% I	.74% I
Net investment income (loss)	(.50)% I	1.07% I
Supplemental Data
Net assets, end of period (000 omitted)	$165	$136
Portfolio turnover rate J	13 % I	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2050 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.08
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.94	1.90
Distributions from net investment income	-	(.08)
Total distributions	-	(.08)
Net asset value, end of period	$12.76	$11.82
Total Return D,E,F	7.95%	19.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I	.99% I,J
Expenses net of fee waivers, if any	.99 % I	.99% I,J
Expenses net of all reductions	.99% I	.99% I,J
Net investment income (loss)	(.76)% I	.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$173	$118
Portfolio turnover rate K	13 % I	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2050 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.03
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.91	1.85
Distributions from net investment income	-	(.05)
Total distributions	-	(.05)
Net asset value, end of period	$12.71	$11.80
Total Return D,E,F	7.71%	18.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49% I	1.50% I,J
Expenses net of fee waivers, if any	1.49 % I	1.50% I,J
Expenses net of all reductions	1.49% I	1.49% I,J
Net investment income (loss)	(1.25)% I	.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$128	$118
Portfolio turnover rate K	13 % I	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2050 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.97	1.94
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	-
Total distributions	- D	(.12)
Net asset value, end of period	$12.79	$11.82
Total Return E,F	8.23%	19.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.50% I,J
Expenses net of fee waivers, if any	.49 % I	.50% I,J
Expenses net of all reductions	.49% I	.50% I,J
Net investment income (loss)	(.25)% I	1.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,644	$2,069
Portfolio turnover rate K	13 % I	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2050 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	-
Total distributions	- D	(.12)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.30%	19.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions	.39% I	.39% I
Net investment income (loss)	(.15)% I	1.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$130	$120
Portfolio turnover rate J	13 % I	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2050 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.14
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.99	1.97
Distributions from net investment income	-	(.13)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.13)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.37%	19.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.29% I
Expenses net of fee waivers, if any	.29 % I	.29% I
Expenses net of all reductions	.29% I	.29% I
Net investment income (loss)	(.05)% I	1.52% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,067	$760
Portfolio turnover rate J	13 % I	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2050 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.97	1.95
Distributions from net investment income	-	(.11)
Distributions from net realized gain	- D	-
Total distributions	- D	(.11)
Net asset value, end of period	$12.81	$11.84
Total Return E,F	8.19%	19.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49% I
Expenses net of fee waivers, if any	.49 % I	.49% I
Expenses net of all reductions	.49% I	.49% I
Net investment income (loss)	(.25)% I	1.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$226	$153
Portfolio turnover rate J	13 % I	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	-
Total distributions	- D	(.12)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.30%	19.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions	.39% I	.39% I
Net investment income (loss)	(.15)% I	1.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$128	$118
Portfolio turnover rate J	13 % I	30% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2055 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.8%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $2,245,691)	190,620	2,670,582

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	60,549	724,170
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	124,276	1,514,920
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,989,322)		2,239,090

Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,064	64,269
Fidelity Series Long-Term Treasury Bond Index Fund (a)	49,295	289,362
TOTAL BOND FUNDS (Cost $340,662)		353,631

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,575,675)	5,263,303
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,069)
NET ASSETS - 100.0%	5,261,234

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	36,121	29,066	3,761	581	65	2,778	64,269
Fidelity Series Long-Term Treasury Bond Index Fund	188,984	122,992	35,869	4,270	(1,818)	15,073	289,362
Fidelity Series Sustainable Emerging Markets Fund	378,027	298,641	20,297	-	(203)	68,002	724,170
Fidelity Series Sustainable Investment Grade Bond Fund	15,650	14,711	30,184	135	34	(211)	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	848,692	592,021	15,853	-	(238)	90,298	1,514,920
Fidelity Series Sustainable U.S. Market Fund	1,507,828	1,015,329	60,900	-	(338)	208,663	2,670,582
Fidelity Series Treasury Bill Index Fund	-	7,195	7,195	28	-	-	-
	2,975,302	2,079,955	174,059	5,014	(2,498)	384,603	5,263,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,670,582	2,670,582	-	-

International Equity Funds	2,239,090	2,239,090	-	-

Bond Funds	353,631	353,631	-	-
Total Investments in Securities:	5,263,303	5,263,303	-	-
Fidelity® Sustainable Target Date 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,575,675)	$5,263,303

Total Investment in Securities (cost $4,575,675)		$5,263,303
Receivable for investments sold		12,681
Receivable for fund shares sold		15,700
Total assets		5,291,684
Liabilities
Payable for investments purchased	$22,896
Payable for fund shares redeemed	5,486
Accrued management fee	1,858
Distribution and service plan fees payable	210
Total liabilities		30,450
Net Assets		$5,261,234
Net Assets consist of:
Paid in capital		$4,584,389
Total accumulated earnings (loss)		676,845
Net Assets		$5,261,234

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($134,729 ÷ 10,540 shares)(a)		$12.78
Maximum offering price per share (100/94.25 of $12.78)		$13.56
Class M :
Net Asset Value and redemption price per share ($196,195 ÷ 15,380 shares)(a)		$12.76
Maximum offering price per share (100/96.50 of $12.76)		$13.22
Class C :
Net Asset Value and offering price per share ($127,084 ÷ 10,000 shares)(a)		$12.71
Fidelity Sustainable Target Date 2055 Fund :
Net Asset Value, offering price and redemption price per share ($3,546,466 ÷ 277,124 shares)		$12.80
Class K :
Net Asset Value, offering price and redemption price per share ($129,617 ÷ 10,110 shares)		$12.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($845,350 ÷ 65,914 shares)		$12.83
Class I :
Net Asset Value, offering price and redemption price per share ($153,585 ÷ 11,988 shares)		$12.81
Class Z :
Net Asset Value, offering price and redemption price per share ($128,208 ÷ 10,000 shares)		$12.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,014
Expenses
Management fee	$9,444
Distribution and service plan fees	1,220
Independent trustees' fees and expenses	5
Total expenses before reductions	10,669
Expense reductions	(4)
Total expenses after reductions		10,665
Net Investment income (loss)		(5,651)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,498)
Total net realized gain (loss)		(2,498)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	384,603
Total change in net unrealized appreciation (depreciation)		384,603
Net gain (loss)		382,105
Net increase (decrease) in net assets resulting from operations		$376,454
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,651)	$17,041
Net realized gain (loss)	(2,498)	137
Change in net unrealized appreciation (depreciation)	384,603	303,025
Net increase (decrease) in net assets resulting from operations	376,454	320,203
Distributions to shareholders	(1,941)	(17,871)

Share transactions - net increase (decrease)	1,912,496	2,671,893
Total increase (decrease) in net assets	2,287,009	2,974,225

Net Assets
Beginning of period	2,974,225	-
End of period	$5,261,234	$2,974,225

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2055 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.10
Net realized and unrealized gain (loss)	.98	1.83
Total from investment operations	.95	1.93
Distributions from net investment income	-	(.09)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.10) E
Net asset value, end of period	$12.78	$11.83
Total Return F,G,H	8.07%	19.34%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K	.74% K
Expenses net of fee waivers, if any	.74 % K	.74% K
Expenses net of all reductions	.74% K	.74% K
Net investment income (loss)	(.50)% K	1.02% K
Supplemental Data
Net assets, end of period (000 omitted)	$135	$124
Portfolio turnover rate L	8 % K	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2055 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.07
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.94	1.90
Distributions from net investment income	-	(.08)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.08)
Net asset value, end of period	$12.76	$11.82
Total Return E,F,G	7.99%	19.06%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	1.00% J,K
Expenses net of fee waivers, if any	.99 % J	1.00% J,K
Expenses net of all reductions	.99% J	.99% J,K
Net investment income (loss)	(.75)% J	.77% J
Supplemental Data
Net assets, end of period (000 omitted)	$196	$181
Portfolio turnover rate L	8 % J	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2055 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.03
Net realized and unrealized gain (loss)	.99	1.82
Total from investment operations	.91	1.85
Distributions from net investment income	-	(.04)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.05) E
Net asset value, end of period	$12.71	$11.80
Total Return F,G,H	7.75%	18.49%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.49% K	1.50% K,L
Expenses net of fee waivers, if any	1.49 % K	1.50% K,L
Expenses net of all reductions	1.49% K	1.49% K,L
Net investment income (loss)	(1.25)% K	.27% K
Supplemental Data
Net assets, end of period (000 omitted)	$127	$118
Portfolio turnover rate M	8 % K	22% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2055 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	1.00	1.83
Total from investment operations	.98	1.95
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.12)
Net asset value, end of period	$12.80	$11.83
Total Return E,F	8.25%	19.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.50% I,J
Expenses net of fee waivers, if any	.49 % I	.50% I,J
Expenses net of all reductions	.49% I	.50% I,J
Net investment income (loss)	(.25)% I	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,546	$1,465
Portfolio turnover rate K	8 % I	22% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2055 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.11)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.12) E
Net asset value, end of period	$12.82	$11.84
Total Return F,G	8.31%	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J	.39% J
Expenses net of fee waivers, if any	.39 % J	.39% J
Expenses net of all reductions	.39% J	.39% J
Net investment income (loss)	(.15)% J	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$130	$120
Portfolio turnover rate K	8 % J	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2055 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.14
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.99	1.97
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.12)
Net asset value, end of period	$12.83	$11.85
Total Return E,F	8.36%	19.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.30% I,J
Expenses net of fee waivers, if any	.29 % I	.30% I,J
Expenses net of all reductions	.29% I	.30% I,J
Net investment income (loss)	(.05)% I	1.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$845	$600
Portfolio turnover rate K	8 % I	22% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2055 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.97	1.95
Distributions from net investment income	-	(.11)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.11)
Net asset value, end of period	$12.81	$11.84
Total Return E,F	8.23%	19.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49% I
Expenses net of fee waivers, if any	.49 % I	.49% I
Expenses net of all reductions	.49% I	.49% I
Net investment income (loss)	(.25)% I	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$154	$129
Portfolio turnover rate J	8 % I	22% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.11)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.12) E
Net asset value, end of period	$12.82	$11.84
Total Return F,G	8.31%	19.66%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.39% J	.39% J
Expenses net of fee waivers, if any	.39 % J	.39% J
Expenses net of all reductions	.39% J	.39% J
Net investment income (loss)	(.15)% J	1.37% J
Supplemental Data
Net assets, end of period (000 omitted)	$128	$118
Portfolio turnover rate K	8 % J	22% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2060 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.8%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,959,358)	165,987	2,325,472

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	52,723	630,572
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	108,215	1,319,142
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,733,539)		1,949,714

Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	7,022	55,963
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,927	251,983
TOTAL BOND FUNDS (Cost $298,251)		307,946

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,991,148)	4,583,132
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,897)
NET ASSETS - 100.0%	4,581,235

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	29,593	28,726	4,774	467	94	2,324	55,963
Fidelity Series Long-Term Treasury Bond Index Fund	154,911	110,852	24,832	3,548	(934)	11,986	251,983
Fidelity Series Sustainable Emerging Markets Fund	309,888	289,525	26,839	-	(155)	58,153	630,572
Fidelity Series Sustainable Investment Grade Bond Fund	12,871	12,254	24,965	112	13	(173)	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	695,744	594,107	47,534	-	(36)	76,861	1,319,142
Fidelity Series Sustainable U.S. Market Fund	1,236,007	1,006,304	91,518	-	(265)	174,944	2,325,472
Fidelity Series Treasury Bill Index Fund	-	5,826	5,826	23	-	-	-
	2,439,014	2,047,594	226,288	4,150	(1,283)	324,095	4,583,132

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,325,472	2,325,472	-	-

International Equity Funds	1,949,714	1,949,714	-	-

Bond Funds	307,946	307,946	-	-
Total Investments in Securities:	4,583,132	4,583,132	-	-
Fidelity® Sustainable Target Date 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,991,148)	$4,583,132

Total Investment in Securities (cost $3,991,148)		$4,583,132
Receivable for investments sold		12,083
Receivable for fund shares sold		4,225
Total assets		4,599,440
Liabilities
Payable for investments purchased	$16,206
Payable for fund shares redeemed	104
Accrued management fee	1,677
Distribution and service plan fees payable	218
Total liabilities		18,205
Net Assets		$4,581,235
Net Assets consist of:
Paid in capital		$3,997,312
Total accumulated earnings (loss)		583,923
Net Assets		$4,581,235

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($256,080 ÷ 20,037 shares)(a)		$12.78
Maximum offering price per share (100/94.25 of $12.78)		$13.56
Class M :
Net Asset Value and redemption price per share ($153,641 ÷ 12,047 shares)(a)		$12.75
Maximum offering price per share (100/96.50 of $12.75)		$13.21
Class C :
Net Asset Value and offering price per share ($127,038 ÷ 10,000 shares)(a)		$12.70
Fidelity Sustainable Target Date 2060 Fund :
Net Asset Value, offering price and redemption price per share ($3,034,485 ÷ 237,206 shares)		$12.79
Class K :
Net Asset Value, offering price and redemption price per share ($129,623 ÷ 10,115 shares)		$12.81
Class K6 :
Net Asset Value, offering price and redemption price per share ($624,167 ÷ 48,690 shares)		$12.82
Class I :
Net Asset Value, offering price and redemption price per share ($128,052 ÷ 10,000 shares)		$12.81
Class Z :
Net Asset Value, offering price and redemption price per share ($128,149 ÷ 10,000 shares)		$12.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,150
Expenses
Management fee	$7,924
Distribution and service plan fees	1,261
Independent trustees' fees and expenses	4
Total expenses before reductions	9,189
Expense reductions	(4)
Total expenses after reductions		9,185
Net Investment income (loss)		(5,035)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,283)
Total net realized gain (loss)		(1,283)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	324,095
Total change in net unrealized appreciation (depreciation)		324,095
Net gain (loss)		322,812
Net increase (decrease) in net assets resulting from operations		$317,777
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,035)	$14,564
Net realized gain (loss)	(1,283)	743
Change in net unrealized appreciation (depreciation)	324,095	267,889
Net increase (decrease) in net assets resulting from operations	317,777	283,196
Distributions to shareholders	(1,777)	(15,273)

Share transactions - net increase (decrease)	1,827,152	2,170,160
Total increase (decrease) in net assets	2,143,152	2,438,083

Net Assets
Beginning of period	2,438,083	-
End of period	$4,581,235	$2,438,083

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2060 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.09
Net realized and unrealized gain (loss)	.99	1.84
Total from investment operations	.96	1.93
Distributions from net investment income	-	(.10)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.10)
Net asset value, end of period	$12.78	$11.83
Total Return E,F,G	8.08%	19.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74% J	.75% J,K
Expenses net of fee waivers, if any	.74 % J	.75% J,K
Expenses net of all reductions	.74% J	.75% J,K
Net investment income (loss)	(.50)% J	1.00% J
Supplemental Data
Net assets, end of period (000 omitted)	$256	$229
Portfolio turnover rate L	13 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2060 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.07
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.94	1.90
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.08)
Net asset value, end of period	$12.75	$11.82
Total Return E,F,G	7.91%	19.10%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	.99% J
Expenses net of fee waivers, if any	.99 % J	.99% J
Expenses net of all reductions	.99% J	.99% J
Net investment income (loss)	(.75)% J	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$154	$142
Portfolio turnover rate K	13 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2060 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.02
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.91	1.85
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.05)
Net asset value, end of period	$12.70	$11.80
Total Return E,F,G	7.67%	18.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.50% J,K
Expenses net of fee waivers, if any	1.49 % J	1.50% J,K
Expenses net of all reductions	1.49% J	1.50% J,K
Net investment income (loss)	(1.25)% J	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$127	$118
Portfolio turnover rate L	13 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2060 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	.99	1.84
Total from investment operations	.97	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.13) E
Net asset value, end of period	$12.79	$11.83
Total Return F,G	8.18%	19.64%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.50% J,K
Expenses net of fee waivers, if any	.49 % J	.50% J,K
Expenses net of all reductions	.49% J	.50% J,K
Net investment income (loss)	(.26)% J	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,034	$1,081
Portfolio turnover rate L	13 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2060 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.12)
Net asset value, end of period	$12.81	$11.84
Total Return E,F	8.24%	19.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions	.39% I	.39% I
Net investment income (loss)	(.15)% I	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$130	$120
Portfolio turnover rate J	13 % I	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2060 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.14
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.99	1.97
Distributions from net investment income	-	(.13)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.13)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.38%	19.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.30% I,J
Expenses net of fee waivers, if any	.29 % I	.30% I,J
Expenses net of all reductions	.29% I	.29% I,J
Net investment income (loss)	(.05)% I	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$624	$393
Portfolio turnover rate K	13 % I	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2060 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	1.01	1.83
Total from investment operations	.99	1.95
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.12) E
Net asset value, end of period	$12.81	$11.83
Total Return F,G	8.33%	19.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.49% J
Expenses net of fee waivers, if any	.49 % J	.49% J
Expenses net of all reductions	.49% J	.49% J
Net investment income (loss)	(.25)% J	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$128	$118
Portfolio turnover rate K	13 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.12)
Net asset value, end of period	$12.81	$11.84
Total Return E,F	8.24%	19.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions	.39% I	.39% I
Net investment income (loss)	(.15)% I	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$128	$118
Portfolio turnover rate J	13 % I	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2065 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.8%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $1,228,855)	108,979	1,526,789

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	34,616	414,003
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	71,049	866,082
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,113,113)		1,280,085

Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,610	36,743
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,184	165,441
TOTAL BOND FUNDS (Cost $196,659)		202,184

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,538,627)	3,009,058
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,273)
NET ASSETS - 100.0%	3,007,785

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	25,594	11,966	2,450	345	61	1,572	36,743
Fidelity Series Long-Term Treasury Bond Index Fund	133,938	47,597	23,262	2,550	(1,070)	8,238	165,441
Fidelity Series Sustainable Emerging Markets Fund	267,912	119,051	13,202	-	21	40,221	414,003
Fidelity Series Sustainable Investment Grade Bond Fund	11,109	7,372	18,345	85	14	(150)	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	601,501	226,012	13,293	-	(75)	51,937	866,082
Fidelity Series Sustainable U.S. Market Fund	1,068,585	375,871	37,961	-	(60)	120,354	1,526,789
Fidelity Series Treasury Bill Index Fund	-	4,431	4,431	18	-	-	-
	2,108,639	792,300	112,944	2,998	(1,109)	222,172	3,009,058

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,526,789	1,526,789	-	-

International Equity Funds	1,280,085	1,280,085	-	-

Bond Funds	202,184	202,184	-	-
Total Investments in Securities:	3,009,058	3,009,058	-	-
Fidelity® Sustainable Target Date 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,538,627)	$3,009,058

Total Investment in Securities (cost $2,538,627)		$3,009,058
Receivable for investments sold		7,945
Receivable for fund shares sold		3,245
Total assets		3,020,248
Liabilities
Payable for investments purchased	$10,275
Payable for fund shares redeemed	907
Accrued management fee	1,095
Distribution and service plan fees payable	186
Total liabilities		12,463
Net Assets		$3,007,785
Net Assets consist of:
Paid in capital		$2,543,936
Total accumulated earnings (loss)		463,849
Net Assets		$3,007,785

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($148,932 ÷ 11,649 shares)(a)		$12.78
Maximum offering price per share (100/94.25 of $12.78)		$13.56
Class M :
Net Asset Value and redemption price per share ($127,589 ÷ 10,000 shares)(a)		$12.76
Maximum offering price per share (100/96.50 of $12.76)		$13.22
Class C :
Net Asset Value and offering price per share ($127,452 ÷ 10,029 shares)(a)		$12.71
Fidelity Sustainable Target Date 2065 Fund :
Net Asset Value, offering price and redemption price per share ($1,797,429 ÷ 140,471 shares)		$12.80
Class K :
Net Asset Value, offering price and redemption price per share ($129,618 ÷ 10,111 shares)		$12.82
Class K6 :
Net Asset Value, offering price and redemption price per share ($410,504 ÷ 32,014 shares)		$12.82
Class I :
Net Asset Value, offering price and redemption price per share ($132,937 ÷ 10,377 shares)		$12.81
Class Z :
Net Asset Value, offering price and redemption price per share ($133,324 ÷ 10,400 shares)		$12.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,998
Expenses
Management fee	$5,663
Distribution and service plan fees	1,058
Independent trustees' fees and expenses	3
Total expenses before reductions	6,724
Expense reductions	(4)
Total expenses after reductions		6,720
Net Investment income (loss)		(3,722)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,109)
Total net realized gain (loss)		(1,109)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	222,172
Total change in net unrealized appreciation (depreciation)		222,172
Net gain (loss)		221,063
Net increase (decrease) in net assets resulting from operations		$217,341
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	For the period May 11, 2023 (commencement of operations) through March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,722)	$13,487
Net realized gain (loss)	(1,109)	(427)
Change in net unrealized appreciation (depreciation)	222,172	248,259
Net increase (decrease) in net assets resulting from operations	217,341	261,319
Distributions to shareholders	(603)	(14,209)

Share transactions - net increase (decrease)	683,193	1,860,744
Total increase (decrease) in net assets	899,931	2,107,854

Net Assets
Beginning of period	2,107,854	-
End of period	$3,007,785	$2,107,854

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2065 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.09
Net realized and unrealized gain (loss)	.98	1.84
Total from investment operations	.95	1.93
Distributions from net investment income	-	(.09)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.10) E
Net asset value, end of period	$12.78	$11.83
Total Return F,G,H	8.04%	19.35%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.74% K	.74% K
Expenses net of fee waivers, if any	.74 % K	.74% K
Expenses net of all reductions	.74% K	.74% K
Net investment income (loss)	(.51)% K	1.00% K
Supplemental Data
Net assets, end of period (000 omitted)	$149	$118
Portfolio turnover rate L	9 % K	21% K

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2065 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.07
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.94	1.90
Distributions from net investment income	-	(.08)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.08)
Net asset value, end of period	$12.76	$11.82
Total Return E,F,G	7.96%	19.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	.99% J
Expenses net of fee waivers, if any	.99 % J	.99% J
Expenses net of all reductions	.99% J	.99% J
Net investment income (loss)	(.76)% J	.75% J
Supplemental Data
Net assets, end of period (000 omitted)	$128	$118
Portfolio turnover rate K	9 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2065 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	.02
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.91	1.85
Distributions from net investment income	-	(.05)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.05)
Net asset value, end of period	$12.71	$11.80
Total Return E,F,G	7.72%	18.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J	1.50% J
Expenses net of fee waivers, if any	1.49 % J	1.49% J
Expenses net of all reductions	1.49% J	1.49% J
Net investment income (loss)	(1.26)% J	.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$127	$118
Portfolio turnover rate K	9 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2065 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	1.00	1.83
Total from investment operations	.98	1.95
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.13) E
Net asset value, end of period	$12.80	$11.82
Total Return F,G	8.32%	19.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.50% J,K
Expenses net of fee waivers, if any	.49 % J	.50% J,K
Expenses net of all reductions	.49% J	.50% J,K
Net investment income (loss)	(.25)% J	1.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,797	$1,031
Portfolio turnover rate L	9 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2065 Fund Class K

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.12)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.30%	19.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions	.39% I	.39% I
Net investment income (loss)	(.16)% I	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$130	$120
Portfolio turnover rate J	9 % I	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2065 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.14
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.99	1.97
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.13) E
Net asset value, end of period	$12.82	$11.84
Total Return F,G	8.35%	19.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.29% J	.29% J
Expenses net of fee waivers, if any	.29 % J	.29% J
Expenses net of all reductions	.29% J	.29% J
Net investment income (loss)	(.05)% J	1.45% J
Supplemental Data
Net assets, end of period (000 omitted)	$411	$244
Portfolio turnover rate K	9 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2065 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.12
Net realized and unrealized gain (loss)	.99	1.84
Total from investment operations	.97	1.96
Distributions from net investment income	-	(.11)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.12) E
Net asset value, end of period	$12.81	$11.84
Total Return F,G	8.20%	19.63%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.49% J
Expenses net of fee waivers, if any	.49 % J	.49% J
Expenses net of all reductions	.49% J	.49% J
Net investment income (loss)	(.26)% J	1.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$133	$123
Portfolio turnover rate K	9 % J	21% J

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	.99	1.83
Total from investment operations	.98	1.96
Distributions from net investment income	-	(.12)
Distributions from net realized gain	- D	- D
Total distributions	- D	(.12)
Net asset value, end of period	$12.82	$11.84
Total Return E,F	8.30%	19.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39% I
Expenses net of fee waivers, if any	.39 % I	.39% I
Expenses net of all reductions	.39% I	.39% I
Net investment income (loss)	(.16)% I	1.35% I
Supplemental Data
Net assets, end of period (000 omitted)	$133	$118
Portfolio turnover rate J	9 % I	21% I

AFor the period May 11, 2023 (commencement of operations) through March 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable Target Date 2070 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.8%
	Shares	Value ($)
Fidelity Series Sustainable U.S. Market Fund (a) (Cost $275,382)	20,719	290,268

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Sustainable Emerging Markets Fund (a)	6,581	78,709
Fidelity Series Sustainable Non-U.S. Developed Markets Fund (a)	13,508	164,657
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $227,969)		243,366

Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	876	6,985
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,358	31,453
TOTAL BOND FUNDS (Cost $36,141)		38,438

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $539,492)	572,072
NET OTHER ASSETS (LIABILITIES) - 0.0%	(284)
NET ASSETS - 100.0%	571,788

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	500,000	500,000	221	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	6,993	290	64	1	281	6,985
Fidelity Series Long-Term Treasury Bond Index Fund	-	31,111	1,658	264	(16)	2,016	31,453
Fidelity Series Sustainable Emerging Markets Fund	-	75,153	1,438	-	(4)	4,998	78,709
Fidelity Series Sustainable Investment Grade Bond Fund	-	1,265	1,269	3	4	-	-
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	-	155,243	971	-	(14)	10,399	164,657
Fidelity Series Sustainable U.S. Market Fund	-	275,900	486	-	(32)	14,886	290,268
	-	545,665	6,112	331	(61)	32,580	572,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	290,268	290,268	-	-

International Equity Funds	243,366	243,366	-	-

Bond Funds	38,438	38,438	-	-
Total Investments in Securities:	572,072	572,072	-	-
Fidelity® Sustainable Target Date 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $539,492)	$572,072

Total Investment in Securities (cost $539,492)		$572,072
Receivable for investments sold		1,499
Receivable for fund shares sold		505
Total assets		574,076
Liabilities
Payable for investments purchased	$2,004
Accrued management fee	209
Distribution and service plan fees payable	75
Total liabilities		2,288
Net Assets		$571,788
Net Assets consist of:
Paid in capital		$539,554
Total accumulated earnings (loss)		32,234
Net Assets		$571,788

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($53,008 ÷ 5,000 shares)(a)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class M :
Net Asset Value and redemption price per share ($52,974 ÷ 5,000 shares)(a)		$10.59
Maximum offering price per share (100/96.50 of $10.59)		$10.97
Class C :
Net Asset Value and offering price per share ($52,907 ÷ 5,000 shares)(a)		$10.58
Fidelity Sustainable Target Date 2070 Fund :
Net Asset Value, offering price and redemption price per share ($200,678 ÷ 18,917 shares)		$10.61
Class K :
Net Asset Value, offering price and redemption price per share ($53,055 ÷ 5,000 shares)		$10.61
Class K6 :
Net Asset Value, offering price and redemption price per share ($53,069 ÷ 5,000 shares)		$10.61
Class I :
Net Asset Value, offering price and redemption price per share ($53,042 ÷ 5,000 shares)		$10.61
Class Z :
Net Asset Value, offering price and redemption price per share ($53,055 ÷ 5,000 shares)		$10.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$331
Income from Fidelity Central Funds		221
Total income		552
Expenses
Management fee	$612
Distribution and service plan fees	225
Total expenses		837
Net Investment income (loss)		(285)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(61)
Total net realized gain (loss)		(61)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	32,580
Total change in net unrealized appreciation (depreciation)		32,580
Net gain (loss)		32,519
Net increase (decrease) in net assets resulting from operations		$32,234
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(285)
Net realized gain (loss)	(61)
Change in net unrealized appreciation (depreciation)	32,580
Net increase (decrease) in net assets resulting from operations	32,234

Share transactions - net increase (decrease)	539,554
Total increase (decrease) in net assets	571,788

Net Assets
Beginning of period	-
End of period	$571,788

Financial Highlights
Fidelity Advisor® Sustainable Target Date 2070 Fund Class A

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.61
Total from investment operations	.60
Net asset value, end of period	$10.60
Total Return D,E	6.00%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H
Expenses net of fee waivers, if any	.74 % H
Expenses net of all reductions	.74% H
Net investment income (loss)	(.33)% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate I	1 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class M

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.60
Total from investment operations	.59
Net asset value, end of period	$10.59
Total Return D,E	5.90%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.99% H
Expenses net of fee waivers, if any	.99 % H
Expenses net of all reductions	.99% H
Net investment income (loss)	(.58)% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate I	1 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class C

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)
Net realized and unrealized gain (loss)	.61
Total from investment operations	.58
Net asset value, end of period	$10.58
Total Return D,E	5.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.48% H,I
Expenses net of fee waivers, if any	1.48 % H,I
Expenses net of all reductions	1.48% H,I
Net investment income (loss)	(1.07)% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate J	1 % K

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity® Sustainable Target Date 2070 Fund

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.61
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return E	6.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H
Expenses net of fee waivers, if any	.49 % H
Expenses net of all reductions	.49% H
Net investment income (loss)	(.08)% H
Supplemental Data
Net assets, end of period (000 omitted)	$201
Portfolio turnover rate I	1 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity® Sustainable Target Date 2070 Fund Class K

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.61
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return E	6.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	.02% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate I	1 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity® Sustainable Target Date 2070 Fund Class K6

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.61
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return E	6.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H
Expenses net of fee waivers, if any	.29 % H
Expenses net of all reductions	.29% H
Net investment income (loss)	.12% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate I	1 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class I

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.61
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return E	6.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H
Expenses net of fee waivers, if any	.49 % H
Expenses net of all reductions	.49% H
Net investment income (loss)	(.08)% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate I	1 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.61
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return E	6.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	.02% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate I	1 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2024

1. Organization.
Fidelity Sustainable Target Date Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund and Fidelity Sustainable Target Date 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Sustainable Target Date, Class K, Class K6, Class I and Class Z, each of which has equal rights as to assets and voting privileges. Class Z6 was consolidated into Class K6 on May 24, 2024. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Sustainable Target Date Income Fund	1,104,154	63,941	(1,814)	62,127
Fidelity Sustainable Target Date 2010 Fund	1,057,311	83,068	(2,107)	80,961
Fidelity Sustainable Target Date 2015 Fund	1,036,080	108,465	(2,355)	106,110
Fidelity Sustainable Target Date 2020 Fund	1,712,495	206,257	(3,461)	202,796
Fidelity Sustainable Target Date 2025 Fund	1,985,732	230,321	(3,816)	226,505
Fidelity Sustainable Target Date 2030 Fund	4,307,545	523,049	(8,447)	514,602
Fidelity Sustainable Target Date 2035 Fund	3,981,632	506,047	(4,152)	501,895
Fidelity Sustainable Target Date 2040 Fund	5,171,296	742,236	(3,215)	739,021
Fidelity Sustainable Target Date 2045 Fund	5,270,785	656,999	(7,521)	649,478
Fidelity Sustainable Target Date 2050 Fund	4,869,264	796,353	(3,289)	793,064
Fidelity Sustainable Target Date 2055 Fund	4,579,418	686,695	(2,810)	683,885
Fidelity Sustainable Target Date 2060 Fund	3,993,648	591,794	(2,310)	589,484
Fidelity Sustainable Target Date 2065 Fund	2,540,984	470,564	(2,490)	468,074
Fidelity Sustainable Target Date 2070 Fund	539,565	32,527	(20)	32,507

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Fidelity Sustainable Target Date 2025 Fund	(17,987)	-	(17,987)
Fidelity Sustainable Target Date 2045 Fund	(770)	-	(770)
Fidelity Sustainable Target Date 2050 Fund	(636)	-	(636)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Target Date Income Fund	93,788	59,981
Fidelity Sustainable Target Date 2010 Fund	93,487	58,705
Fidelity Sustainable Target Date 2015 Fund	75,258	104,921
Fidelity Sustainable Target Date 2020 Fund	136,686	120,287
Fidelity Sustainable Target Date 2025 Fund	459,846	122,875
Fidelity Sustainable Target Date 2030 Fund	1,255,098	166,280
Fidelity Sustainable Target Date 2035 Fund	1,148,686	420,264
Fidelity Sustainable Target Date 2040 Fund	2,377,111	391,352
Fidelity Sustainable Target Date 2045 Fund	2,870,060	296,819
Fidelity Sustainable Target Date 2050 Fund	1,839,841	303,545
Fidelity Sustainable Target Date 2055 Fund	2,079,955	174,059
Fidelity Sustainable Target Date 2060 Fund	2,047,594	226,288
Fidelity Sustainable Target Date 2065 Fund	792,300	112,944
Fidelity Sustainable Target Date 2070 Fund	545,665	6,112

5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Sustainable Target Date Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Sustainable Target Date Income Fund	.41%	.31%
Fidelity Sustainable Target Date 2010 Fund	.41%	.31%
Fidelity Sustainable Target Date 2015 Fund	.42%	.32%
Fidelity Sustainable Target Date 2020 Fund	.43%	.33%
Fidelity Sustainable Target Date 2025 Fund	.45%	.35%
Fidelity Sustainable Target Date 2030 Fund	.46%	.36%
Fidelity Sustainable Target Date 2035 Fund	.47%	.37%
Fidelity Sustainable Target Date 2040 Fund	.48%	.38%
Fidelity Sustainable Target Date 2045 Fund	.49%	.39%
Fidelity Sustainable Target Date 2050 Fund	.49%	.39%
Fidelity Sustainable Target Date 2055 Fund	.49%	.39%
Fidelity Sustainable Target Date 2060 Fund	.49%	.39%
Fidelity Sustainable Target Date 2065 Fund	.49%	.39%
Fidelity Sustainable Target Date 2070 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6, Z6)
Fidelity Sustainable Target Date Income Fund	.21%
Fidelity Sustainable Target Date 2010 Fund	.21%
Fidelity Sustainable Target Date 2015 Fund	.22%
Fidelity Sustainable Target Date 2020 Fund	.23%
Fidelity Sustainable Target Date 2025 Fund	.25%
Fidelity Sustainable Target Date 2030 Fund	.26%
Fidelity Sustainable Target Date 2035 Fund	.27%
Fidelity Sustainable Target Date 2040 Fund	.28%
Fidelity Sustainable Target Date 2045 Fund	.29%
Fidelity Sustainable Target Date 2050 Fund	.29%
Fidelity Sustainable Target Date 2055 Fund	.29%
Fidelity Sustainable Target Date 2060 Fund	.29%
Fidelity Sustainable Target Date 2065 Fund	.29%
Fidelity Sustainable Target Date 2070 Fund	.29%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Sustainable Target Date Income Fund
Class A	- %	.25%	129	129
Class M	.25%	.25%	256	256
Class C	.75%	.25%	513	513
			898	898
Fidelity Sustainable Target Date 2010 Fund
Class A	- %	.25%	131	131
Class M	.25%	.25%	262	262
Class C	.75%	.25%	523	523
			916	916
Fidelity Sustainable Target Date 2015 Fund
Class A	- %	.25%	133	133
Class M	.25%	.25%	266	266
Class C	.75%	.25%	532	532
			931	931
Fidelity Sustainable Target Date 2020 Fund
Class A	- %	.25%	193	136
Class M	.25%	.25%	272	272
Class C	.75%	.25%	544	544
			1,009	952
Fidelity Sustainable Target Date 2025 Fund
Class A	- %	.25%	162	162
Class M	.25%	.25%	276	276
Class C	.75%	.25%	552	552
			990	990
Fidelity Sustainable Target Date 2030 Fund
Class A	- %	.25%	805	144
Class M	.25%	.25%	306	281
Class C	.75%	.25%	584	584
			1,695	1,009
Fidelity Sustainable Target Date 2035 Fund
Class A	- %	.25%	261	144
Class M	.25%	.25%	290	290
Class C	.75%	.25%	577	577
			1,128	1,011
Fidelity Sustainable Target Date 2040 Fund
Class A	- %	.25%	368	150
Class M	.25%	.25%	340	299
Class C	.75%	.25%	596	596
			1,304	1,045
Fidelity Sustainable Target Date 2045 Fund
Class A	- %	.25%	215	149
Class M	.25%	.25%	312	300
Class C	.75%	.25%	604	604
			1,131	1,053
Fidelity Sustainable Target Date 2050 Fund
Class A	- %	.25%	188	150
Class M	.25%	.25%	374	301
Class C	.75%	.25%	601	601
			1,163	1,052
Fidelity Sustainable Target Date 2055 Fund
Class A	- %	.25%	158	151
Class M	.25%	.25%	462	300
Class C	.75%	.25%	600	600
			1,220	1,051
Fidelity Sustainable Target Date 2060 Fund
Class A	- %	.25%	299	150
Class M	.25%	.25%	362	300
Class C	.75%	.25%	600	600
			1,261	1,050
Fidelity Sustainable Target Date 2065 Fund
Class A	- %	.25%	157	151
Class M	.25%	.25%	301	302
Class C	.75%	.25%	600	-
			1,058	453
Fidelity Sustainable Target Date 2070 Fund
Class A	- %	.25%	32	-
Class M	.25%	.25%	64
Class C	.75%	.25%	129	-
			225	-

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Sustainable Target Date 2035 Fund
Class A	119
119
Fidelity Sustainable Target Date 2040 Fund
Class A	78
Class M	22
100
Fidelity Sustainable Target Date 2045 Fund
Class M	19
19
Fidelity Sustainable Target Date 2050 Fund
Class A	88
88
Fidelity Sustainable Target Date 2055 Fund
Class M	2
2
Fidelity Sustainable Target Date 2060 Fund
Class A	19
19
Fidelity Sustainable Target Date 2065 Fund
Class A	113
113
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Sustainable Target Date Income Fund	4
Fidelity Sustainable Target Date 2010 Fund	4
Fidelity Sustainable Target Date 2015 Fund	4
Fidelity Sustainable Target Date 2020 Fund	4
Fidelity Sustainable Target Date 2025 Fund	4
Fidelity Sustainable Target Date 2030 Fund	4
Fidelity Sustainable Target Date 2035 Fund	4
Fidelity Sustainable Target Date 2040 Fund	4
Fidelity Sustainable Target Date 2045 Fund	4
Fidelity Sustainable Target Date 2050 Fund	4
Fidelity Sustainable Target Date 2055 Fund	4
Fidelity Sustainable Target Date 2060 Fund	4
Fidelity Sustainable Target Date 2065 Fund	4
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2024	Year ended March 31, 2024 A
Fidelity Sustainable Target Date Income Fund
Distributions to shareholders
Class A	$1,460	$2,490
Class M	1,340	2,290
Class C	1,060	1,920
Fidelity Sustainable Target Date Income Fund	3,787	5,877
Class K	1,696	2,787
Class K6	3,368	2,878
Class I	1,590	2,690
Class Z	1,640	2,770
Class Z6	710	2,840
Total	$16,651	$26,542
Fidelity Sustainable Target Date 2010 Fund
Distributions to shareholders
Class A	$820	$2,190
Class M	760	2,030
Class C	630	1,710
Fidelity Sustainable Target Date 2010 Fund	1,837	4,704
Class K	931	2,410
Class K6	962	2,470
Class I	917	2,420
Class Z	910	2,410
Class Z6	940	2,470
Total	$8,707	$22,814
Fidelity Sustainable Target Date 2015 Fund
Distributions to shareholders
Class A	$810	$ 2,020
Class M	750	1,860
Class C	620	1,550
Fidelity Sustainable Target Date 2015 Fund	2,190	5,280
Class K	920	2,240
Class K6	951	2,310
Class I	880	2,180
Class Z	900	2,240
Class Z6	930	2,310
Total	$8,951	$21,990
Fidelity Sustainable Target Date 2020 Fund
Distributions to shareholders
Class A	$666	$2,451
Class M	410	1,510
Class C	270	1,190
Fidelity Sustainable Target Date 2020 Fund	3,035	10,528
Class K	570	1,890
Class K6	2,106	1,960
Class I	650	2,219
Class Z	560	1,890
Class Z6	590	1,960
Total	$8,857	$25,598
Fidelity Sustainable Target Date 2025 Fund
Distributions to shareholders
Class A	$222	$2,030
Class M	130	1,550
Class C	-	1,230
Fidelity Sustainable Target Date 2025 Fund	1,687	7,788
Class K	296	1,930
Class K6	1,012	2,000
Class I	260	1,870
Class Z	290	1,930
Class Z6	310	2,000
Total	$4,207	$22,328
Fidelity Sustainable Target Date 2030 Fund
Distributions to shareholders
Class A	$1,202	$2,485
Class M	142	1,262
Class C	31	866
Fidelity Sustainable Target Date 2030 Fund	4,820	18,978
Class K	294	1,540
Class K6	1,475	1,610
Class I	318	1,796
Class Z	290	1,540
Class Z6	320	1,610
Total	$8,892	$31,687
Fidelity Sustainable Target Date 2035 Fund
Distributions to shareholders
Class A	$199	$1,636
Class M	50	1,090
Class C	40	770
Fidelity Sustainable Target Date 2035 Fund	2,698	9,553
Class K	223	1,480
Class K6	3,455	1,550
Class I	131	1,420
Class Z	220	1,480
Class Z6	250	1,550
Total	$7,266	$20,529
Fidelity Sustainable Target Date 2040 Fund
Distributions to shareholders
Class A	$131	$2,576
Class M	56	730
Class C	50	400
Fidelity Sustainable Target Date 2040 Fund	2,251	10,990
Class K	101	1,120
Class K6	912	1,190
Class I	80	1,050
Class Z	100	1,120
Class Z6	120	1,190
Total	$3,801	$20,366
Fidelity Sustainable Target Date 2045 Fund
Distributions to shareholders
Class A	$ -	$1,000
Class M	-	820
Class C	-	500
Fidelity Sustainable Target Date 2045 Fund	556	10,967
Class K	30	1,220
Class K6	680	1,280
Class I	38	1,150
Class Z	30	1,220
Class Z6	60	1,280
Total	$1,394	$19,437
Fidelity Sustainable Target Date 2050 Fund
Distributions to shareholders
Class A	$ -	$1,127
Class M	-	810
Class C	-	490
Fidelity Sustainable Target Date 2050 Fund	593	16,376
Class K	30	1,210
Class K6	656	1,270
Class I	-	1,196
Class Z	30	1,210
Class Z6	60	1,270
Total	$1,369	$24,959
Fidelity Sustainable Target Date 2055 Fund
Distributions to shareholders
Class A	$42	$1,018
Class M	61	852
Class C	40	460
Fidelity Sustainable Target Date 2055 Fund	1,094	9,591
Class K	40	1,180
Class K6	519	1,240
Class I	45	1,110
Class Z	40	1,180
Class Z6	60	1,240
Total	$1,941	$17,871
Fidelity Sustainable Target Date 2060 Fund
Distributions to shareholders
Class A	$99	$990
Class M	60	942
Class C	50	500
Fidelity Sustainable Target Date 2060 Fund	968	6,641
Class K	51	1,230
Class K6	379	1,290
Class I	50	1,160
Class Z	50	1,230
Class Z6	70	1,290
Total	$1,777	$15,273
Fidelity Sustainable Target Date 2065 Fund
Distributions to shareholders
Class A	$10	$980
Class M	10	820
Class C	10	490
Fidelity Sustainable Target Date 2065 Fund	304	5,756
Class K	20	1,210
Class K6	169	1,280
Class I	10	1,183
Class Z	20	1,210
Class Z6	50	1,280
Total	$603	$14,209

A For the period May 11, 2023 (commencement of operations) through March 31, 2024.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2024	Year ended March 31, 2024 A	Six months ended September 30, 2024	Year ended March 31, 2024 A
Fidelity Sustainable Target Date Income Fund
Class A
Shares sold	176	10,000	$1,848	$100,000
Net increase (decrease)	176	10,000	$1,848	$100,000
Class M
Shares sold	5	10,000	$48	$100,000
Net increase (decrease)	5	10,000	$48	$100,000
Class C
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date Income Fund
Shares sold	3,109	22,487	$31,993	$224,808
Reinvestment of distributions	367	586	3,748	5,867
Shares redeemed	(981)	(363)	(10,079)	(3,644)
Net increase (decrease)	2,495	22,710	$25,662	$227,031
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	166	278	1,696	2,787
Net increase (decrease)	166	10,278	$1,696	$102,787
Class K6
Shares sold	10,483	13,182	$106,455	$132,359
Reinvestment of distributions	232	287	2,368	2,878
Net increase (decrease)	10,715	13,469	$108,823	$135,237
Class I
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(101,540)	-
Net increase (decrease)	(10,000)	10,000	$(101,540)	$100,000
Fidelity Sustainable Target Date 2010 Fund
Class A
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class M
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date 2010 Fund
Shares sold	2,716	21,197	$28,236	$212,141
Reinvestment of distributions	179	459	1,837	4,701
Shares redeemed	(48)	(1,125)	(509)	(11,426)
Net increase (decrease)	2,847	20,531	$29,564	$205,416
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	91	235	931	2,410
Net increase (decrease)	91	10,235	$931	$102,410
Class K6
Shares sold	10,003	10,000	$103,332	$100,000
Reinvestment of distributions	94	241	962	2,470
Net increase (decrease)	10,097	10,241	$104,294	$102,470
Class I
Shares sold	-	10,300	$-	$102,994
Reinvestment of distributions	3	7	27	70
Net increase (decrease)	3	10,307	$27	$103,064
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(103,331)	-
Net increase (decrease)	(10,000)	10,000	$(103,331)	$100,000
Fidelity Sustainable Target Date 2015 Fund
Class A
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class M
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date 2015 Fund
Shares sold	737	24,411	$7,785	$244,494
Reinvestment of distributions	210	510	2,190	5,277
Shares redeemed	(3,932)	(76)	(42,971)	(769)
Net increase (decrease)	(2,985)	24,845	$(32,996)	$249,002
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	88	216	920	2,240
Net increase (decrease)	88	10,216	$920	$102,240
Class K6
Shares sold	10,001	10,000	$105,211	$100,000
Reinvestment of distributions	91	223	951	2,310
Net increase (decrease)	10,092	10,223	$106,162	$102,310
Class I
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(105,211)	-
Net increase (decrease)	(10,000)	10,000	$(105,211)	$100,000
Fidelity Sustainable Target Date 2020 Fund
Class A
Shares sold	-	14,084	$-	$140,980
Reinvestment of distributions	18	68	195	711
Net increase (decrease)	18	14,152	$195	$141,691
Class M
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date 2020 Fund
Shares sold	1,348	56,178	$14,346	$565,944
Reinvestment of distributions	285	1,005	3,035	10,526
Shares redeemed	(15)	(1,962)	(165)	(19,944)
Net increase (decrease)	1,618	55,221	$17,216	$556,526
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	53	180	570	1,890
Net increase (decrease)	53	10,180	$570	$101,890
Class K6
Shares sold	10,836	34,814	$116,708	$365,010
Reinvestment of distributions	197	187	2,106	1,960
Shares redeemed	(1,727)	(90)	(18,303)	(960)
Net increase (decrease)	9,306	34,911	$100,511	$366,010
Class I
Shares sold	-	11,994	$-	$120,000
Reinvestment of distributions	10	35	110	369
Net increase (decrease)	10	12,029	$110	$120,369
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(107,624)	-
Net increase (decrease)	(10,000)	10,000	$(107,624)	$100,000
Fidelity Sustainable Target Date 2025 Fund
Class A
Shares sold	-	11,664	$-	$116,499
Reinvestment of distributions	3	27	32	290
Net increase (decrease)	3	11,691	$32	$116,789
Class M
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	6	10,000	$65	$100,000
Net increase (decrease)	6	10,000	$65	$100,000
Fidelity Sustainable Target Date 2025 Fund
Shares sold	22,623	101,091	$256,404	$1,044,775
Reinvestment of distributions	106	487	1,151	5,145
Shares redeemed	(4,644)	(41,760)	(52,674)	(411,639)
Net increase (decrease)	18,085	59,818	$204,881	$638,281
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	27	183	296	1,930
Net increase (decrease)	27	10,183	$296	$101,930
Class K6
Shares sold	13,614	33,955	$149,431	$358,707
Reinvestment of distributions	93	189	1,012	2,000
Shares redeemed	(11)	(5,132)	(123)	(55,737)
Net increase (decrease)	13,696	29,012	$150,320	$304,970
Class I
Shares sold	7,274	10,000	$83,503	$100,000
Net increase (decrease)	7,274	10,000	$83,503	$100,000
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(109,429)	-
Net increase (decrease)	(10,000)	10,000	$(109,429)	$100,000
Fidelity Sustainable Target Date 2030 Fund
Class A
Shares sold	20,394	50,338	$230,529	$525,251
Reinvestment of distributions	86	98	951	1,045
Shares redeemed	(595)	(2,383)	(6,773)	(26,025)
Net increase (decrease)	19,885	48,053	$224,707	$500,271
Class M
Shares sold	-	10,876	$-	$108,876
Reinvestment of distributions	1	10	12	102
Net increase (decrease)	1	10,886	$12	$108,978
Class C
Shares sold	10	10,381	$115	$103,980
Reinvestment of distributions	-	2	-	16
Shares redeemed	-	-	-	-
Net increase (decrease)	10	10,383	$115	$103,996
Fidelity Sustainable Target Date 2030 Fund
Shares sold	75,434	216,706	$855,085	$2,221,623
Reinvestment of distributions	397	1,561	4,386	16,675
Shares redeemed	(5,943)	(58,972)	(66,775)	(595,524)
Net increase (decrease)	69,888	159,295	$792,696	$1,642,774
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	27	144	294	1,540
Net increase (decrease)	27	10,144	$294	$101,540
Class K6
Shares sold	15,293	39,709	$171,277	$426,877
Reinvestment of distributions	133	151	1,475	1,610
Shares redeemed	(184)	-	(2,141)	-
Net increase (decrease)	15,242	39,860	$170,611	$428,487
Class I
Shares sold	79	12,206	$900	$122,450
Reinvestment of distributions	5	28	58	296
Net increase (decrease)	84	12,234	$958	$122,746
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(111,596)	-
Net increase (decrease)	(10,000)	10,000	$(111,596)	$100,000
Fidelity Sustainable Target Date 2035 Fund
Class A
Shares sold	7,145	15,336	$83,804	$156,274
Reinvestment of distributions	6	34	70	367
Shares redeemed	(4)	-	(45)	-
Net increase (decrease)	7,147	15,370	$83,829	$156,641
Class M
Shares sold	-	10,004	$-	$100,048
Net increase (decrease)	-	10,004	$-	$100,048
Class C
Shares sold	22	10,000	$263	$100,000
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	20	10,000	$233	$100,000
Fidelity Sustainable Target Date 2035 Fund
Shares sold	63,127	115,290	$733,846	$1,215,922
Reinvestment of distributions	218	811	2,475	8,792
Shares redeemed	(4,965)	(12,798)	(58,218)	(133,472)
Net increase (decrease)	58,380	103,303	$678,103	$1,091,242
Class K
Shares sold	-	10,001	$-	$100,000
Reinvestment of distributions	20	136	223	1,480
Net increase (decrease)	20	10,137	$223	$101,480
Class K6
Shares sold	21,660	114,030	$250,138	$1,267,883
Reinvestment of distributions	304	143	3,454	1,550
Shares redeemed	(3,230)	(901)	(37,801)	(10,269)
Net increase (decrease)	18,734	113,272	$215,791	$1,259,164
Class I
Shares sold	13,016	22,593	$150,000	$238,643
Reinvestment of distributions	-	-	-	-
Shares redeemed	(25,315)	(293)	(290,655)	(3,186)
Net increase (decrease)	(12,299)	22,300	$(140,655)	$235,457
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(114,809)	-
Net increase (decrease)	(10,000)	10,000	$(114,809)	$100,000
Fidelity Sustainable Target Date 2040 Fund
Class A
Shares sold	2,954	30,631	$36,416	$321,049
Reinvestment of distributions	7	138	81	1,526
Shares redeemed	(9,988)	(4,625)	(123,172)	(48,536)
Net increase (decrease)	(7,027)	26,144	$(86,675)	$274,039
Class M
Shares sold	732	10,985	$8,715	$111,424
Reinvestment of distributions	1	-	6	-
Net increase (decrease)	733	10,985	$8,721	$111,424
Class C
Shares sold	49	10,000	$600	$100,000
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	47	10,000	$570	$100,000
Fidelity Sustainable Target Date 2040 Fund
Shares sold	188,919	163,454	$2,245,030	$1,752,043
Reinvestment of distributions	184	928	2,154	10,231
Shares redeemed	(21,904)	(6,275)	(266,282)	(65,343)
Net increase (decrease)	167,199	158,107	$1,980,902	$1,696,931
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	9	101	101	1,120
Net increase (decrease)	9	10,101	$101	$101,120
Class K6
Shares sold	19,852	54,519	$236,568	$612,884
Reinvestment of distributions	78	108	912	1,190
Shares redeemed	(2,867)	(2,873)	(34,670)	(33,443)
Net increase (decrease)	17,063	51,754	$202,810	$580,631
Class I
Shares sold	88	11,394	$1,100	$115,492
Reinvestment of distributions	1	-	10	-
Shares redeemed	(8)	-	(98)	-
Net increase (decrease)	81	11,394	$1,012	$115,492
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(118,813)	-
Net increase (decrease)	(10,000)	10,000	$(118,813)	$100,000
Fidelity Sustainable Target Date 2045 Fund
Class A
Shares sold	9,022	10,513	$109,999	$105,856
Reinvestment of distributions	-	1	-	10
Shares redeemed	(110)	-	(1,287)	-
Net increase (decrease)	8,912	10,514	$108,712	$105,866
Class M
Shares sold	541	10,060	$6,413	$100,691
Net increase (decrease)	541	10,060	$6,413	$100,691
Class C
Shares sold	271	10,000	$3,341	$100,000
Shares redeemed	(5)	-	(60)	-
Net increase (decrease)	266	10,000	$3,281	$100,000
Fidelity Sustainable Target Date 2045 Fund
Shares sold	208,125	169,560	$2,565,860	$1,791,958
Reinvestment of distributions	45	973	535	10,766
Shares redeemed	(17,306)	(50,751)	(209,581)	(526,568)
Net increase (decrease)	190,864	119,782	$2,356,814	$1,276,156
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	3	110	30	1,220
Net increase (decrease)	3	10,110	$30	$101,220
Class K6
Shares sold	18,598	65,111	$223,560	$738,764
Reinvestment of distributions	57	116	680	1,280
Shares redeemed	(562)	(4,855)	(6,679)	(56,901)
Net increase (decrease)	18,093	60,372	$217,561	$683,143
Class I
Shares sold	643	12,551	$7,966	$130,000
Reinvestment of distributions	1	-	8	-
Shares redeemed	(179)	-	(2,114)	-
Net increase (decrease)	465	12,551	$5,860	$130,000
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$ -	$100,000
Shares redeemed	(10,000)	-	(119,946)	-
Net increase (decrease)	(10,000)	10,000	$(119,946)	$100,000
Fidelity Sustainable Target Date 2050 Fund
Class A
Shares sold	1,366	11,942	$16,204	$119,841
Reinvestment of distributions	-	13	-	147
Shares redeemed	(2)	(442)	(30)	(5,225)
Net increase (decrease)	1,364	11,513	$16,174	$114,763
Class M
Shares sold	3,520	10,230	$41,543	$102,500
Shares redeemed	-	(230)	-	(2,656)
Net increase (decrease)	3,520	10,000	$41,543	$99,844
Class C
Shares sold	67	10,000	$828	$100,000
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	65	10,000	$798	$100,000
Fidelity Sustainable Target Date 2050 Fund
Shares sold	126,366	192,506	$1,519,310	$2,030,029
Reinvestment of distributions	47	1,389	553	15,378
Shares redeemed	(16,593)	(18,873)	(201,803)	(191,530)
Net increase (decrease)	109,820	175,022	$1,318,060	$1,853,877
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	3	109	30	1,210
Net increase (decrease)	3	10,109	$30	$101,210
Class K6
Shares sold	21,935	64,073	$264,064	$729,098
Reinvestment of distributions	55	115	656	1,270
Shares redeemed	(2,977)	-	(36,026)	-
Net increase (decrease)	19,013	64,188	$228,694	$730,368
Class I
Shares sold	4,713	12,975	$57,377	$132,122
Reinvestment of distributions	-	5	-	56
Shares redeemed	(2)	(35)	(30)	(376)
Net increase (decrease)	4,711	12,945	$57,347	$131,802
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(119,946)	-
Net increase (decrease)	(10,000)	10,000	$(119,946)	$100,000
Fidelity Sustainable Target Date 2055 Fund
Class A
Shares sold	41	10,506	$522	$104,907
Reinvestment of distributions	-	4	2	48
Shares redeemed	(2)	(9)	(30)	(96)
Net increase (decrease)	39	10,501	$494	$104,859
Class M
Shares sold	31	15,345	$379	$161,626
Reinvestment of distributions	2	4	21	42
Shares redeemed	(2)	-	(25)	-
Net increase (decrease)	31	15,349	$375	$161,668
Class C
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date 2055 Fund
Shares sold	164,074	125,067	$1,965,891	$1,337,002
Reinvestment of distributions	82	731	975	8,092
Shares redeemed	(10,853)	(1,977)	(131,558)	(21,983)
Net increase (decrease)	153,303	123,821	$1,835,308	$1,323,111
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	3	107	40	1,180
Net increase (decrease)	3	10,107	$40	$101,180
Class K6
Shares sold	16,383	51,313	$196,943	$578,835
Reinvestment of distributions	44	112	519	1,240
Shares redeemed	(1,179)	(759)	(14,339)	(8,907)
Net increase (decrease)	15,248	50,666	$183,123	$571,168
Class I
Shares sold	1,079	10,911	$13,167	$109,907
Reinvestment of distributions	-	-	5	-
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	1,077	10,911	$13,142	$109,907
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(119,986)	-
Net increase (decrease)	(10,000)	10,000	$(119,986)	$100,000
Fidelity Sustainable Target Date 2060 Fund
Class A
Shares sold	706	19,332	$8,153	$205,129
Reinvestment of distributions	4	-	49	-
Shares redeemed	(5)	-	(60)	-
Net increase (decrease)	705	19,332	$8,142	$205,129
Class M
Shares sold	-	12,039	$-	$121,364
Reinvestment of distributions	1	9	10	102
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	(1)	12,048	$(20)	$121,466
Class C
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Fidelity Sustainable Target Date 2060 Fund
Shares sold	163,278	93,610	$1,967,697	$998,333
Reinvestment of distributions	74	543	878	6,008
Shares redeemed	(17,602)	(2,697)	(215,877)	(30,476)
Net increase (decrease)	145,750	91,456	$1,752,698	$973,865
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	4	111	51	1,230
Net increase (decrease)	4	10,111	$51	$101,230
Class K6
Shares sold	17,059	33,386	$204,921	$371,060
Reinvestment of distributions	32	116	379	1,290
Shares redeemed	(1,569)	(334)	(19,066)	(3,880)
Net increase (decrease)	15,522	33,168	$186,234	$368,470
Class I
Shares sold	83	10,000	$1,000	$100,000
Shares redeemed	(83)	-	(1,022)	-
Net increase (decrease)	-	10,000	$(22)	$100,000
Class Z
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(119,931)	-
Net increase (decrease)	(10,000)	10,000	$(119,931)	$100,000
Fidelity Sustainable Target Date 2065 Fund
Class A
Shares sold	1,655	10,000	$20,576	$100,000
Shares redeemed	(6)	-	(75)	-
Net increase (decrease)	1,649	10,000	$20,501	$100,000
Class M
Shares sold	-	10,000	$-	$100,000
Net increase (decrease)	-	10,000	$-	$100,000
Class C
Shares sold	31	10,000	$385	$100,000
Shares redeemed	(2)	-	(30)	-
Net increase (decrease)	29	10,000	$355	$100,000
Fidelity Sustainable Target Date 2065 Fund
Shares sold	57,324	87,620	$689,519	$937,939
Reinvestment of distributions	24	486	283	5,375
Shares redeemed	(4,034)	(949)	(49,471)	(10,151)
Net increase (decrease)	53,314	87,157	$640,331	$933,163
Class K
Shares sold	-	10,000	$-	$100,000
Reinvestment of distributions	2	109	20	1,210
Net increase (decrease)	2	10,109	$20	$101,210
Class K6
Shares sold	13,217	20,736	$158,644	$224,434
Reinvestment of distributions	14	116	169	1,280
Shares redeemed	(1,782)	(287)	(21,874)	(3,376)
Net increase (decrease)	11,449	20,565	$136,939	$222,338
Class I
Shares sold	-	10,374	$-	$104,000
Reinvestment of distributions	-	3	-	33
Net increase (decrease)	-	10,377	$-	$104,033
Class Z
Shares sold	400	10,000	$5,000	$100,000
Net increase (decrease)	400	10,000	$5,000	$100,000
Class Z6
Shares sold	-	10,000	$-	$100,000
Shares redeemed	(10,000)	-	(119,953)	-
Net increase (decrease)	(10,000)	10,000	$(119,953)	$100,000
Fidelity Sustainable Target Date 2070 Fund
Class A
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-
Class M
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-
Class C
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-
Fidelity Sustainable Target Date 2070 Fund B
Shares sold	18,930	-	$189,681	$-
Shares redeemed	(13)	-	(127)	-
Net increase (decrease)	18,917	-	$189,554	$-
Class K
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-
Class K6
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-
Class I
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-
Class Z
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-

A For the period May 11,2023 (commencement of operations) through March 31, 2024.
B For the period June 28, 2024 (commencement of operations) through September 30, 2024.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Target Date Income Fund	74%
Fidelity Sustainable Target Date 2010 Fund	77%
Fidelity Sustainable Target Date 2015 Fund	79%
Fidelity Sustainable Target Date 2020 Fund	48%
Fidelity Sustainable Target Date 2025 Fund	43%
Fidelity Sustainable Target Date 2030 Fund	20%
Fidelity Sustainable Target Date 2035 Fund	22%
Fidelity Sustainable Target Date 2040 Fund	17%
Fidelity Sustainable Target Date 2045 Fund	17%
Fidelity Sustainable Target Date 2050 Fund	18%
Fidelity Sustainable Target Date 2055 Fund	20%
Fidelity Sustainable Target Date 2060 Fund	22%
Fidelity Sustainable Target Date 2065 Fund	34%
Fidelity Sustainable Target Date 2070 Fund	93%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Target Date 2030 Fund	Fidelity Sustainable Target Date 2040 Fund	Fidelity Sustainable Target Date 2045 Fund
Fidelity Series Sustainable Investment Grade Bond Fund	13%	-%	13%
Fidelity Series Sustainable U.S. Market Fund	-%	10%	11%

Fund	Fidelity Sustainable Target Date 2050 Fund	Fidelity Sustainable Target Date 2055 Fund
Fidelity Series Sustainable Investment Grade Bond Fund	-%	-%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	10%	-%
Fidelity Series Sustainable U.S. Markets Fund	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Sustainable Emerging Markets Fund	61%
Fidelity Series Sustainable Investment Grade Bond Fund	56%
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	76%
Fidelity Series Sustainable U.S. Market Fund	83%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Target Date 2070 Fund
At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed class-level management fee rates rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees that cover expenses for services beyond portfolio management.
The Board also considered that the projected total net expense ratio of Class K, Class K6 and Class Z (including acquired fund fees and expenses) of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, that the projected total net expense ratio of the Retail Class, Class A, and Class C is equal to the competitive median, and that the projected total net expense ratio of Class M, and Class I rank above the competitive median. The Board also considered that the total net expense ratio of Class M is above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. The Board also noted that Although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail classes of competitor target date funds of a similar vintage, the projected total net expenses ratio of Class I is equal to the competitive median.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such difference is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.
The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.
These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of the fund except by a vote of a majority of the Board of Trustees of the fund.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Target Date Income Fund
Fidelity Sustainable Target Date 2010 Fund
Fidelity Sustainable Target Date 2015 Fund
Fidelity Sustainable Target Date 2020 Fund
Fidelity Sustainable Target Date 2025 Fund
Fidelity Sustainable Target Date 2030 Fund
Fidelity Sustainable Target Date 2035 Fund
Fidelity Sustainable Target Date 2040 Fund
Fidelity Sustainable Target Date 2045 Fund
Fidelity Sustainable Target Date 2050 Fund
Fidelity Sustainable Target Date 2055 Fund
Fidelity Sustainable Target Date 2060 Fund
Fidelity Sustainable Target Date 2065 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expenses of the retail class of Fidelity Sustainable Target Date Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2030 Fund, and Fidelity Sustainable Target Date 2060 Fund ranked below the competitive median of the similar sales load structure group for 2023, the total expenses of the retail class of Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2055 Fund, and Fidelity Sustainable Target Date 2065 Fund ranked equal to the competitive median of the similar sales load structure group for 2023, and the total expenses of the retail class of Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, and Fidelity Sustainable Target Date 2040 Fund ranked above the competitive median of the similar sales load structure group for 2023. The information provided to the Board indicated that the total expenses of the retail class of Fidelity Sustainable Target Date Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, and Fidelity Sustainable Target Date 2040 Fund ranked above the competitive median of the total expense asset size peer group for 2023 and the total expenses of the retail class of Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, and Fidelity Sustainable Target Date 2065 Fund ranked below the competitive median of the total expense asset size peer group for 2023.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
The Board noted that a different unitary fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board considered information about the reasons that certain classes of the funds were in the 4th quartile for total expense ratio comparisons. The Board also considered that the total expenses for Class M of Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, and Fidelity Sustainable Target Date 2040 Fund ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class M has a 0.50% 12b‑1 fee, which is higher than the 12b-1 fee for most front-end load classes included in the competitive group. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 0.50% 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load.
The Board also considered that the total expenses for Class C of each fund (except Fidelity Sustainable Target Date Income Fund and Fidelity Sustainable Target Date 2005 Fund) ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class C has a 1.00% 12b‑1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.9909153.101
FST-SANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024